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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 3 of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, for the year ended November 30, 2003. These 3 series have a 5/31 fiscal year end.

Date of reporting period: November 30, 2003

Item 1 - Reports to Stockholders.

Evergreen Market Index Fund

Evergreen Market Index Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2003.

LETTER TO SHAREHOLDERS
January 2004

We are pleased to provide the semiannual report for the Evergreen Market Index Fund, which covers the six-month period ended November 30, 2003.

Investors entered the investment period with great anticipation after experiencing a significant surge in equities during the two months prior to the start of the period. Confidence was strengthening relative to geopolitical matters and the recently enacted fiscal measures appeared to be a long-term positive for stocks. Interest rates and inflation were low. Economic and profit growth were strengthening. It seemed little could get in the way of these good vibes, and fortunately, little did.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 added more momentum to the rally in the equity markets begun in March. Investors were now pricing in the opportunities for corporations to increase their payouts, enhancing the likelihood for yield to become a greater percentage of long-term total return potential. In addition, enthusiasm grew because levies on capital gains and dividends were now just 15%, the lowest levels in 60 years. Equity investors were also excited about the potential boost the new tax laws would bring to the economy and corporate profits. Child tax credit checks were expected to increase consumer spending in the months ahead and businesses would now have encouraging incentives to boost capital investment.

As a result of these positives, the major market indices finished the second quarter with solid gains. The unraveling of the "deflation trade" during July, though, quickly challenged the recent market strength. The Fed initially uttered concerns about the "possibility of an unwelcome, substantial fall in inflation," driving the yield on the 10-year Treasury to a 45-year low of 3.1% in mid -June. It appeared the bond market was convinced that monetary policymakers were prepared to reduce interest rates by a large margin. Yet when the Fed only lowered its target for the federal funds rate by 25 basis points at the end of its monetary policy meeting in late June, the bond market became concerned with a new direction in policy. This concern significantly increased when Chairman Greenspan stated to congressional banking committees in July that "signs of sustainable growth" in the economy were emerging and that the Fed was looking for Gross Domestic Product to expand in excess of 4% in 2004!

So much for rates going to zero. The yield on the 10-year Treasury swung violently higher, to 4.6% in just a matter of weeks. Yet despite this volatility in the financial markets equities, after bouncing around a bit, managed to finish the summer months slightly higher. The equity markets were able to weather the volatile rate environment over the short term, while placing a greater emphasis on the improving long-term fundamentals. Economic and profit growth had exceeded expectations in the second quarter, and early indications on third quarter numbers also suggested favorable outcomes. And were they ever! Operating profits for companies in the S&P 500 Index grew by more than 20% in the third quarter and GDP expanded in excess of 8% for the fastest economic growth in 20 years. Moreover, Wall Street analysts were increasing their profit forecasts for the fourth quarter, providing further momentum for investors as the major equity market indexes finished the investment period in November near 18-month highs.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE
as of November 30, 2003

MANAGEMENT TEAM

William E. Zieff

Global Structured Products Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1
Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
6-month return	10.80%
Average annual return
1 year	15.10%
Since portfolio inception	19.82%

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in Evergreen Market Index Fund Class I shares,1 versus a similar investment in the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

This space left intentionally blank

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or t he redemption of fund shares.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

2Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

"Standard & Poor's", "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of November 30, 2003, and subject to change.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended
	November 30, 2003	Year Ended
	(unaudited)	May 31, 2003 (a)
CLASS I

Net asset value, beginning of period	$11.02	$10.00

Income from investment operations
Net investment income	0.07	0.12
Net realized and unrealized gains or losses on securities	1.12	0.94
Total from investment operations	1.19	1.06
Distributions to shareholders from net investment income	0	(0.04)

Net asset value, end of period	$12.21	$11.02

Total return	10.80%	10.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$671,537	$477,477
Ratios to average net assets
Expenses ‡	0.02% †	0.02% †
Net investment income	1.79% †	1.84% †
Portfolio turnover rate	1%	3%

(a) For the period from October 15, 2002 (commencement of class operations), to May 31, 2003.
† Annualized
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS
November 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 11.3%
Auto Components 0.2%
Cooper Tire & Rubber Co.	5,020	$ 100,450
Dana Corp.	10,121	163,657
Delphi Automotive Systems Corp.	38,159	335,036
Goodyear Tire & Rubber Co.	11,940	80,595
Johnson Controls, Inc.	6,097	667,256
Visteon Corp.	8,903	69,888
1,416,882
Automobiles 0.6%
Ford Motor Co.	124,765	1,646,898
General Motors Corp.	38,187	1,633,640
Harley-Davidson, Inc.	20,612	972,268
4,252,806
Distributors 0.1%
Genuine Parts Co.	11,846	372,912
Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	42,878	1,508,877
Darden Restaurants, Inc.	11,192	231,786
Harrah's Entertainment, Inc.	7,495	358,786
Hilton Hotels Corp.	25,720	420,779
International Game Technology, Inc.	23,499	815,180
Marriott International, Inc., Class A	15,863	727,001
McDonald's Corp.	86,655	2,220,968
Starbucks Corp. *	26,635	854,184
Starwood Hotels & Resorts, Class B	13,701	472,274
Wendy's International, Inc.	7,728	300,078
Yum! Brands, Inc. *	19,989	689,421
8,599,334
Household Durables 0.5%
American Greetings Corp., Class A *	4,492	94,871
Black & Decker Corp.	5,290	245,403
Centex Corp.	4,206	460,136
Fortune Brands, Inc.	9,891	675,753
KB Home	3,204	220,692
Leggett & Platt, Inc.	13,103	266,515
Maytag Corp.	5,346	141,348
Newell Rubbermaid, Inc.	18,687	427,372
Pulte Homes, Inc.	4,194	400,695
Snap-on, Inc.	3,973	119,269
Stanley Works	5,794	189,522
Tupperware Corp.	3,979	61,316
Whirlpool Corp.	4,686	320,148
3,623,040
Internet & Catalog Retail 0.4%
eBay, Inc. *	43,728	2,442,209
Leisure Equipment & Products 0.2%
Brunswick Corp.	6,165	185,258

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Leisure Equipment & Products continued
Eastman Kodak Co.	19,51	$ 475,337
Hasbro, Inc.	11,831	261,583
Mattel, Inc.	29,894	605,055
1,527,233
Media 4.0%
Clear Channel Communications, Inc.	41,878	1,750,919
Comcast Corp., Class A *	153,264	4,809,424
Dow Jones & Co., Inc.	5,546	275,082
Gannett Co., Inc.	18,368	1,590,669
Interpublic Group of Companies, Inc.	26,656	379,848
Knight-Ridder, Inc.	5,474	407,156
McGraw-Hill Companies, Inc.	13,021	891,938
Meredith Corp.	3,386	162,156
New York Times Co., Class A	10,176	467,078
Omnicom Group, Inc.	12,942	1,030,960
Time Warner, Inc. *	307,339	5,003,479
Tribune Co.	21,363	1,043,583
Univision Communications, Inc., Class A *	21,930	791,234
Viacom, Inc., Class B	119,537	4,700,195
Walt Disney Co.	139,214	3,214,451
26,518,172
Multi-line Retail 1.1%
Big Lots, Inc. *	7,950	116,547
Dillards, Inc., Class A	5,692	95,910
Dollar General Corp.	22,717	479,783
Family Dollar Stores, Inc.	11,712	451,849
Federated Department Stores, Inc.	12,624	619,712
J.C. Penney Co., Inc.	18,493	460,106
Kohl's Corp. *	23,119	1,117,110
May Department Stores Co.	19,645	582,474
Nordstrom, Inc.	9,251	319,159
Sears, Roebuck & Co.	17,286	953,496
Target Corp.	62,026	2,401,647
7,597,793
Specialty Retail 2.6%
AutoNation, Inc. *	18,732	329,309
AutoZone, Inc. *	6,094	582,952
Bed Bath & Beyond, Inc. *	20,134	850,460
Best Buy Co., Inc.	21,957	1,361,334
Circuit City Stores, Inc.	14,223	185,183
Gap, Inc.	60,847	1,308,210
Home Depot, Inc.	156,527	5,753,933
Limited, Inc.	35,511	636,357
Lowe's Companies, Inc.	53,361	3,110,946
Office Depot, Inc. *	21,103	334,483
RadioShack Corp.	11,276	351,247
Sherwin-Williams Co.	9,941	322,387
Staples, Inc. *	33,386	906,430
Tiffany & Co.	9,888	448,421
TJX Companies, Inc.	34,768	785,409

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Specialty Retail continued
Toys 'R' Us, Inc. *	14,531	$ 170,594
17,437,655
Textiles, Apparel & Luxury Goods 0.3%
Jones Apparel Group, Inc.	8,619	297,356
Liz Claiborne, Inc.	7,414	259,564
Nike, Inc., Class B	17,961	1,207,877
Reebok International, Ltd.	4,023	161,886
V.F. Corp.	7,316	301,931
2,228,614
CONSUMER STAPLES 11.3%
Beverages 2.7%
Adolph Coors Co., Class B	2,476	136,452
Anheuser-Busch Companies, Inc.	56,305	2,917,725
Brown-Forman Corp., Class B	4,130	378,886
Coca-Cola Co.	167,385	7,783,402
Coca-Cola Enterprises, Inc.	30,814	636,309
Pepsi Bottling Group, Inc.	18,244	421,072
PepsiCo, Inc.	117,521	5,655,111
17,928,957
Food & Staples Retailing 3.8%
Albertsons, Inc.	24,988	531,745
Costco Wholesale Corp. *	31,130	1,115,076
CVS Corp.	26,881	1,006,962
Kroger Co. *	51,172	965,104
Safeway, Inc. *	30,061	623,766
SuperValu, Inc.	9,117	235,401
SYSCO Corp.	44,242	1,606,869
Wal-Mart Stores, Inc.	297,561	16,556,294
Walgreen Co.	69,801	2,569,375
Winn-Dixie Stores, Inc.	9,590	86,598
25,297,190
Food Products 1.2%
Archer-Daniels Midland Co.	43,913	627,517
Campbell Soup Co.	27,958	716,004
ConAgra Foods, Inc.	36,570	895,965
General Mills, Inc.	25,378	1,142,264
H.J. Heinz Co.	23,950	864,595
Hershey Foods Corp.	8,894	691,064
Kellogg Co.	27,801	994,442
McCormick & Co., Inc.	9,499	272,526
Sara Lee Corp.	52,927	1,087,650
Wm. Wrigley Jr. Co.	15,327	844,824
8,136,851
Household Products 1.9%
Clorox Co.	14,760	692,539
Colgate-Palmolive Co.	36,640	1,923,600
Kimberly-Clark Corp.	34,505	1,870,861
Procter & Gamble Co.	88,301	8,498,089
12,985,089

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Personal Products 0.5%
Alberto Culver Co., Class B	4,002	$ 244,402
Avon Products, Inc.	16,086	1,101,891
Gillette Co.	69,479	2,343,527
3,689,820
Tobacco 1.2%
Altria Group, Inc.	138,217	7,187,284
R.J. Reynolds Tobacco Holdings, Inc.	5,742	316,958
UST, Inc.	11,338	408,055
7,912,297
ENERGY 5.3%
Energy Equipment & Services 0.7%
Baker Hughes, Inc.	22,793	657,806
BJ Services Co. *	10,780	343,774
Halliburton Co.	29,825	696,414
Nabors Industries, Ltd. *	9,974	370,235
Noble Corp. *	9,103	314,782
Rowan Co., Inc. *	6,391	135,297
Schlumberger, Ltd.	39,679	1,861,739
Transocean, Inc. *	21,785	422,193
4,802,240
Oil & Gas 4.6%
Amerada Hess Corp.	6,125	290,141
Anadarko Petroleum Corp.	16,994	763,540
Apache Corp.	11,018	791,092
Ashland, Inc.	4,648	184,712
Burlington Resources, Inc.	13,669	686,184
ChevronTexaco Corp.	72,788	5,466,379
ConocoPhillips	46,306	2,627,403
Devon Energy Corp.	15,791	779,444
EOG Resources, Inc.	7,824	328,139
Exxon Mobil Corp.	451,998	16,348,768
Kerr-McGee Corp.	6,868	288,387
Marathon Oil Corp.	21,122	625,422
Occidental Petroleum Corp.	26,068	956,174
Sunoco, Inc.	5,238	251,476
Unocal Corp.	17,595	559,169
30,946,430
FINANCIALS 20.6%
Capital Markets 3.6%
Bank of New York Co., Inc.	52,459	1,609,442
Bear Stearns Companies, Inc.	6,789	491,931
Charles Schwab Corp.	92,238	1,069,961
Federated Investors, Inc., Class B	7,397	212,664
Franklin Resources, Inc. *	17,092	817,510
Goldman Sachs Group, Inc.	32,285	3,101,943
J.P. Morgan Chase & Co.	138,701	4,904,467
Janus Capital Group, Inc.	16,295	226,663

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Capital Markets continued
Lehman Brothers Holdings, Inc.	18,736	$ 1,352,927
Mellon Financial Corp.	29,327	844,618
Merrill Lynch & Co., Inc.	63,679	3,613,783
Morgan Stanley	74,076	4,094,921
Northern Trust Corp.	15,036	674,365
State Street Corp.	22,670	1,155,263
T. Rowe Price Group, Inc.	8,411	353,598
24,524,056
Commercial Banks 6.4%
AmSouth Bancorp	23,884	572,977
Bank of America Corp.	101,791	7,678,095
Bank One Corp.	76,981	3,337,896
BB&T Corp.	36,777	1,447,543
Charter One Financial, Inc.	15,369	510,558
Comerica, Inc.	11,936	622,462
Fifth Third Bancorp	38,804	2,255,677
First Tennessee National Corp.	8,569	382,177
FleetBoston Financial Corp.	71,664	2,909,559
Huntington Bancshares, Inc.	15,575	342,494
KeyCorp	28,660	796,461
Marshall & Ilsley Corp.	15,480	574,308
National City Corp.	41,827	1,403,296
North Fork Bancorp, Inc.	10,363	413,795
PNC Financial Services Group	19,076	1,036,971
Regions Financial Corp.	15,166	562,810
SouthTrust Corp.	22,987	739,032
SunTrust Banks, Inc.	19,170	1,362,029
Synovus Financial Corp.	20,528	588,333
U.S. Bancorp	131,194	3,635,386
Union Planters Corp.	13,349	460,674
Wachovia Corp. (g)	90,728	4,150,806
Wells Fargo & Co.	114,383	6,557,577
Zions Bancorp	6,111	376,865
42,717,781
Consumer Finance 1.3%
American Express Co.	87,653	4,006,619
Capital One Financial Corp.	15,477	924,286
MBNA Corp.	87,014	2,133,583
Providian Financial Corp. *	19,761	223,299
SLM Corp.	30,705	1,140,077
8,427,864
Diversified Financial Services 2.6%
Citigroup, Inc.	350,793	16,501,303
Moody's Corp.	10,161	582,022
Principal Financial Group	22,043	729,844
17,813,169
Insurance 4.4%
Ace, Ltd.	18,950	690,727
AFLAC, Inc.	35,007	1,259,202
Allstate Corp.	47,926	1,935,252

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Insurance continued
AMBAC Financial Group, Inc.	7,268	$ 499,675
American International Group, Inc.	177,675	10,296,266
AON Corp.	21,306	467,454
Chubb Corp.	12,766	835,535
Cincinnati Financial Corp.	10,925	442,790
Hartford Financial Services Group, Inc.	19,233	1,057,815
Jefferson Pilot Corp.	9,656	468,606
John Hancock Financial Services, Inc.	19,693	723,718
Lincoln National Corp.	12,104	474,598
Loews Corp.	12,629	538,374
Marsh & McLennan Co.	36,275	1,612,061
MBIA, Inc.	9,870	573,644
MetLife, Inc.	51,769	1,692,329
Progressive Corp.	14,796	1,155,568
Prudential Financial, Inc.	37,166	1,453,562
SAFECO Corp.	9,430	352,965
St. Paul Companies, Inc.	15,514	575,569
Torchmark Corp.	7,778	343,010
Travelers Property Casualty Corp., Class B	68,581	1,069,864
UnumProvident Corp.	20,156	300,929
XL Capital, Ltd., Class A	9,302	699,510
29,519,023
Real Estate 0.4%
Apartment Investment & Management Co., Class A REIT	6,407	218,158
Equity Office Properties Trust REIT	27,170	753,424
Equity Residential Properties Trust REIT	18,640	547,271
Plum Creek Timber Co., Inc. REIT	12,462	331,863
ProLogis REIT	12,218	372,649
Simon Property Group, Inc. REIT	13,098	621,500
2,844,865
Thrifts & Mortgage Finance 1.9%
Countrywide Financial Corp.	9,261	977,962
Fannie Mae	66,320	4,642,400
Freddie Mac	47,380	2,578,419
Golden West Financial Corp.	10,374	1,046,737
MGIC Investment Corp.	6,707	355,136
Washington Mutual, Inc.	62,877	2,880,395
12,481,049
HEALTH CARE 13.2%
Biotechnology 1.1%
Amgen, Inc. *	87,907	5,055,532
Biogen Idec, Inc. *	22,293	851,141
Chiron Corp. *	12,702	681,081
Genzyme Corp. *	15,124	706,896
MedImmune, Inc. *	17,015	404,957
7,699,607
Health Care Equipment & Supplies 2.0%
Applera Corp.	14,231	305,539
Bausch & Lomb, Inc.	3,625	182,084
Baxter International, Inc.	41,468	1,153,640

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Health Care Equipments & Supplies continued
Becton Dickinson & Co.	17,294	$ 692,279
Biomet, Inc.	17,461	624,580
Boston Scientific Corp. *	56,066	2,012,209
C.R. Bard, Inc.	3,529	266,792
Guidant Corp.	20,962	1,190,013
Medtronic, Inc.	82,863	3,745,408
Millipore Corp. *	3,314	141,872
Saint Jude Medical, Inc. *	11,698	740,951
Stryker Corp.	13,562	1,098,522
Zimmer Holdings, Inc. *	15,456	1,018,859
13,172,748
Health Care Providers & Services 1.9%
Aetna, Inc.	10,479	674,638
AmerisourceBergen Corp.	7,620	482,270
Anthem, Inc. *	9,440	680,813
Cardinal Health, Inc.	30,404	1,858,901
CIGNA Corp.	9,550	512,357
Express Scripts, Inc., Class A	5,352	346,435
HCA, Inc.	34,019	1,425,736
Health Management Associates, Inc., Class A	16,332	419,732
Humana, Inc. *	11,009	245,831
IMS Health, Inc.	16,283	374,997
Manor Care, Inc.	6,066	214,251
McKesson Corp.	19,781	577,605
Medco Health Solutions, Inc.	18,416	670,895
Quest Diagnostics, Inc. *	7,163	522,684
Tenet Healthcare Corp. *	31,588	461,501
UnitedHealth Group, Inc.	40,604	2,188,556
Wellpoint Health Networks, Inc., Class A *	9,999	934,807
12,592,009
Pharmaceuticals 8.2%
Abbott Laboratories, Inc.	106,417	4,703,631
Allergan, Inc.	8,892	664,499
Bristol-Myers Squibb Co.	132,026	3,478,885
Eli Lilly & Co.	76,451	5,241,481
Forest Laboratories, Inc. *	24,856	1,358,132
Johnson & Johnson Co.	202,134	9,963,185
King Pharmaceuticals, Inc. *	16,417	211,943
Merck & Co., Inc.	152,473	6,190,404
Pfizer, Inc.	530,274	17,790,693
Schering-Plough Corp.	100,059	1,605,947
Watson Pharmaceuticals, Inc. *	7,337	345,866
Wyeth	90,663	3,572,122
55,126,788
INDUSTRIALS 10.6%
Aerospace & Defense 1.7%
Boeing Co.	57,275	2,198,787
General Dynamics Corp.	13,431	1,086,165
Goodrich Corp.	8,008	220,300
Honeywell International, Inc.	58,573	1,739,032

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Aerospace & Defense continued
Lockheed Martin Corp.	30,705	$ 1,410,588
Northrop Grumman Corp.	12,459	1,154,077
Raytheon Co.	28,194	781,256
Rockwell Collins, Inc.	12,212	328,381
United Technologies Corp.	31,928	2,736,230
11,654,816
Air Freight & Logistics 1.1%
FedEx Corp.	20,329	1,477,918
Ryder System, Inc.	4,321	134,772
United Parcel Service, Inc., Class B	76,642	5,577,239
7,189,929
Airlines 0.2%
Delta Air Lines, Inc.	8,401	105,348
Southwest Airlines Co.	53,321	958,712
1,064,060
Building Products 0.2%
American Standard Companies, Inc. *	4,920	490,524
Masco Corp.	32,009	870,645
1,361,169
Commercial Services & Supplies 1.1%
Allied Waste Industries, Inc. *	14,259	177,524
Apollo Group, Inc., Class A *	11,968	826,151
Avery Dennison Corp.	7,523	414,367
Cendant Corp. *	69,042	1,529,971
Cintas Corp.	11,609	542,605
Deluxe Corp.	3,620	149,144
Equifax, Inc.	9,555	225,785
H&R Block, Inc.	12,235	664,238
Monster Worldwide, Inc. *	7,647	183,987
Pitney Bowes, Inc.	15,936	633,456
R. R. Donnelley & Sons Co.	7,723	216,707
Robert Half International, Inc. *	11,605	258,327
Waste Management, Inc.	40,332	1,186,164
7,008,426
Construction & Engineering 0.0%
Fluor Corp.	5,560	203,830
Electrical Equipment 0.4%
American Power Conversion Corp. *	13,434	293,667
Cooper Industries, Ltd., Class A	6,268	336,278
Emerson Electric Co.	28,674	1,750,261
Power-One, Inc. *	5,657	47,689
Rockwell Automation, Inc.	12,585	418,451
Thomas & Betts Corp.	3,981	82,805
2,929,151
Industrial Conglomerates 4.1%
3M Co.	53,325	4,214,808
General Electric Co.	682,325	19,562,258

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Industrial Conglomerates continued
Textron, Inc.	9,229	$ 459,973
Tyco International, Ltd.	136,032	3,121,934
27,358,973
Machinery 1.4%
Caterpillar, Inc.	23,498	1,787,023
Crane Co.	4,038	117,465
Cummins, Inc.	2,826	131,268
Danaher Corp.	10,430	867,776
Deere & Co.	16,303	998,233
Dover Corp.	13,797	529,667
Eaton Corp.	5,114	526,691
Illinois Tool Works, Inc.	20,966	1,637,445
Ingersoll-Rand Co., Ltd., Class A	11,665	727,196
ITT Industries, Inc.	6,289	414,571
Navistar International Corp. *	4,654	200,587
Paccar, Inc.	7,938	636,707
Pall Corp.	8,452	216,540
Parker-Hannifin Corp.	8,047	442,504
9,233,673
Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	25,361	754,997
CSX Corp.	14,571	493,811
Norfolk Southern Corp.	26,575	568,971
Union Pacific Corp.	17,340	1,104,211
2,921,990
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	6,219	287,691
INFORMATION TECHNOLOGY 18.0%
Communications Equipment 2.9%
ADC Telecommunications, Inc. *	54,763	134,717
Andrew Corp. *	10,458	123,091
Avaya, Inc. *	28,378	385,941
CIENA Corp. *	32,080	227,126
Cisco Systems, Inc. *	478,006	10,831,616
Comverse Technology, Inc. *	12,824	246,605
Corning, Inc. *	90,663	1,038,998
JDS Uniphase Corp. *	97,401	335,059
Lucent Technologies, Inc. *	283,350	906,720
Motorola, Inc.	158,495	2,225,270
QLogic Corp. *	6,418	364,735
QUALCOMM, Inc.	54,054	2,408,106
Scientific-Atlanta, Inc.	10,147	293,045
Tellabs, Inc. *	28,120	224,960
19,745,989
Computers & Peripherals 3.9%
Apple Computer, Inc. *	24,688	516,473
Dell, Inc. *	174,935	6,035,258
EMC Corp. *	149,410	2,052,894
Gateway, Inc. *	22,070	98,432

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Computers & Peripherals continued
Hewlett-Packard Co.	207,925	$ 4,509,893
International Business Machines Corp.	117,832	10,668,509
Lexmark International Group, Inc., Class A *	8,722	675,083
NCR Corp. *	6,456	225,314
Network Appliance, Inc. *	23,283	538,070
Sun Microsystems, Inc. *	219,951	939,191
26,259,117
Electronic Equipment & Instruments 0.5%
Agilent Technologies, Inc. *	32,098	907,731
Jabil Circuit, Inc. *	13,543	372,568
Molex, Inc.	13,016	418,594
PerkinElmer, Inc.	8,631	145,950
Sanmina Corp. *	34,742	423,505
Solectron Corp. *	56,514	330,607
Symbol Technologies, Inc.	15,702	219,043
Tektronix, Inc.	5,780	159,239
Thermo Electron Corp. *	11,052	264,143
Waters Corp. *	8,369	267,641
3,509,021
Internet Software & Services 0.3%
Yahoo!, Inc. *	44,217	1,900,447
IT Services 1.2%
Automatic Data Processing, Inc.	40,728	1,557,031
Computer Sciences Corp. *	12,744	527,602
Concord EFS, Inc. *	33,151	380,905
Convergys Corp. *	9,723	149,151
Electronic Data Systems Corp.	32,664	706,196
First Data Corp.	50,413	1,908,132
Fiserv, Inc. *	13,183	494,363
Paychex, Inc.	25,658	987,063
Sabre Group Holdings, Inc., Class A	9,779	203,892
SunGard Data Systems, Inc. *	19,436	525,161
Unisys Corp. *	22,417	365,845
7,805,341
Office Electronics 0.1%
Xerox Corp. *	53,856	655,966
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc. *	23,629	424,849
Altera Corp. *	26,045	659,720
Analog Devices, Inc. *	24,879	1,237,730
Applied Materials, Inc. *	112,875	2,742,862
Applied Micro Circuits Corp. *	20,747	134,026
Broadcom Corp., Class A *	20,199	735,850
Intel Corp.	443,358	14,821,458
KLA-Tencor Corp. *	12,960	759,586
Linear Technology Corp.	21,315	919,529
LSI Logic Corp. *	25,795	241,699
Maxim Integrated Products, Inc.	22,111	1,151,541
Micron Technology, Inc. *	41,535	540,370
National Semiconductor Corp. *	12,517	559,760

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Semiconductors & Semiconductor Equipment continued
Novellus Systems, Inc. *	10,310	$ 451,166
NVIDIA Corp. *	10,833	229,118
PMC-Sierra, Inc. *	11,607	236,435
Teradyne, Inc. *	12,850	323,434
Texas Instruments, Inc.	117,905	3,508,853
Xilinx, Inc. *	23,214	872,614
30,550,600
Software 4.6%
Adobe Systems, Inc.	15,885	656,368
Autodesk, Inc.	7,614	176,797
BMC Software, Inc. *	15,504	257,832
Citrix Systems, Inc. *	11,208	269,216
Computer Associates International, Inc.	39,423	918,556
Compuware Corp. *	26,062	149,075
Electronic Arts, Inc. *	20,050	886,811
Intuit, Inc. *	13,977	702,764
Mercury Interactive Corp. *	5,874	274,903
Microsoft Corp.	736,478	18,927,485
Novell, Inc. *	25,290	240,255
Oracle Corp. *	356,442	4,280,868
Parametric Technology Corp. *	18,133	62,015
PeopleSoft, Inc. *	24,793	524,372
Siebel Systems, Inc. *	33,647	443,467
Symantec Corp. *	20,674	678,727
Veritas Software Corp. *	28,992	1,102,305
30,551,816
MATERIALS 2.9%
Chemicals 1.5%
Air Products & Chemicals, Inc.	15,478	742,015
Dow Chemical Co.	62,546	2,348,602
E.I. du Pont de Nemours & Co.	67,855	2,813,268
Eastman Chemical Co.	5,270	187,981
Ecolab, Inc.	17,688	463,779
Engelhard Corp.	8,529	254,335
Great Lakes Chemical Corp.	3,443	78,191
Hercules, Inc. *	7,552	75,822
International Flavors & Fragrances, Inc.	6,414	208,263
Monsanto Co.	17,834	483,658
PPG Industries, Inc.	11,559	675,855
Praxair, Inc.	11,098	796,614
Rohm & Haas Co.	15,143	607,992
Sigma-Aldrich Corp.	4,820	258,207
9,994,582
Construction Materials 0.0%
Vulcan Materials Co.	6,920	307,732
Containers & Packaging 0.2%
Ball Corp.	3,848	215,296
Bemis Co., Inc.	3,617	164,573
Pactiv Corp. *	10,725	240,669
Sealed Air Corp. *	5,780	305,011

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Containers & Packaging continued
Temple-Inland, Inc.	3,687	$ 208,426
1,133,975
Metals & Mining 0.7%
Alcoa, Inc.	57,621	1,890,545
Allegheny Technologies, Inc.	5,529	45,338
Freeport-McMoRan Copper & Gold, Inc., Class B	11,468	499,202
Newmont Mining Corp.	29,425	1,416,519
Nucor Corp.	5,326	298,842
Phelps Dodge Corp. *	6,064	386,156
United States Steel Corp.	7,033	174,770
Worthington Industries, Inc.	5,852	83,801
4,795,173
Paper & Forest Products 0.5%
Boise Cascade Corp.	3,980	117,450
Georgia-Pacific Corp.	17,279	471,544
International Paper Co.	32,657	1,215,167
Louisiana Pacific Corp. *	7,124	128,873
MeadWestvaco Corp.	13,647	348,271
Weyerhaeuser Co.	14,926	850,782
3,132,087
TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 2.8%
ALLTEL Corp.	21,236	964,327
AT&T Corp.	53,670	1,064,276
BellSouth Corp.	125,813	3,274,912
Centurytel, Inc.	9,801	320,493
Citizens Communications Co. *	19,363	210,282
Qwest Communications International, Inc. *	115,460	422,584
SBC Communications, Inc.	226,350	5,269,428
Sprint Corp.	61,509	922,020
Verizon Communications, Inc.	187,715	6,151,420
18,599,742
Wireless Telecommunications Services 0.5%
AT&T Wireless Services, Inc. *	184,782	1,385,865
Nextel Communications, Inc., Class A *	74,881	1,896,736
Sprint PCS Group *	70,451	323,370
3,605,971
UTILITIES 2.8%
Electric Utilities 2.0%
Allegheny Energy, Inc. *	8,560	92,020
Ameren Corp.	11,018	486,224
American Electric Power Co., Inc.	26,901	744,889
CenterPoint Energy, Inc.	20,825	202,003
Cinergy Corp.	12,088	441,816
CMS Energy Corp.	10,974	86,585
Consolidated Edison, Inc.	15,320	617,396
Dominion Resources, Inc.	22,022	1,327,266
DTE Energy Co.	11,458	432,081
Edison International *	22,189	453,099

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Electric Utilities continued
Entergy Corp.	15,525	$ 820,652
Exelon Corp.	22,192	1,371,910
FirstEnergy Corp.	22,177	768,433
FPL Group, Inc.	12,506	794,756
PG&E Corp. *	28,061	704,892
Pinnacle West Capital Corp.	6,215	244,685
PPL Corp.	12,034	491,950
Progress Energy, Inc.	16,578	726,448
Southern Co.	49,615	1,452,231
TECO Energy, Inc.	12,781	165,897
TXU Corp.	21,929	485,508
Xcel Energy, Inc.	27,157	453,522
13,364,263
Gas Utilities 0.3%
Keyspan Corp.	10,794	380,273
Kinder Morgan, Inc.	8,397	457,636
NICOR, Inc.	2,998	98,244
NiSource, Inc.	17,897	371,363
Peoples Energy Corp.	2,496	100,339
Sempra Energy	15,236	431,484
1,839,339
Multi-Utilities & Unregulated Power 0.5%
AES Corp. *	42,206	374,367
Calpine Corp. *	28,136	120,141
Constellation Energy Group, Inc.	11,365	427,779
Duke Energy Corp.	61,594	1,111,156
Dynegy, Inc., Class A *	25,513	102,052
El Paso Corp.	40,897	290,369
Public Service Enterprise Group, Inc.	15,416	632,364
Williams Companies, Inc.	35,275	330,879
3,389,107
Total Common Stocks		666,988,459
EXCHANGE TRADED FUND 0.5%
MidCap SPDR Trust, Ser. 1	31,394	3,343,461
SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund (o)	348,497	348,497
Total Investments (cost $582,018,264) 99.9%		670,680,417
Other Assets and Liabilities 0.1%		857,010
Net Assets 100.0%		$671,537,427

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

*	Non-income producing security
(g)	Investment in non-controlled affiliate which earned $20,959 of dividend income.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
Summary of Abbreviation:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2003 (unaudited)

Assets
Identified cost of securities	$582,018,264
Net unrealized gains on securities	88,662,153

Market value of securities	670,680,417
Dividends receivable	1,105,459
Receivable from investment advisor	5,835
Prepaid expenses and other assets	814

Total assets	671,792,525

Liabilities
Payable for securities purchased	233,640
Due to related parties	5,506
Accrued expenses and other liabilities	15,952

Total liabilities	255,098

Net assets	$671,537,427

Net assets represented by
Paid-in capital	$574,578,861
Undistributed net investment income	8,023,382
Accumulated net realized gains on securities	273,031
Net unrealized gains on securities	88,662,153

Total net assets	$671,537,427

Shares outstanding - Class I	55,013,189

Net asset value per share - Class I	$12.21

See Notes to Financial Statements

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2003 (unaudited)

Investment income
Dividends	$4,831,691

Expenses
Advisory fee	852,053
Administrative services fee	266,267
Transfer agent fees	109
Trustees' fees and expenses	4,015
Printing and postage expenses	4,581
Custodian fees	55,656
Registration and filing fees	5,500
Professional fees	8,657
Other	7,302

Total expenses	1,204,140
Less: Expense reductions	(583)
Fee waivers and expense reimbursements	(1,138,322)

Net expenses	65,235

Net investment income	4,766,456

Net realized and unrealized gains or losses on securities
Net realized gains on securities	374,069
Net change in unrealized gains or losses on securities	47,940,074

Net realized and unrealized gains or losses on securities	48,314,143

Net increase in net assets resulting from operations	$53,080,599

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2003		Year Ended
	(unaudited)		May 31, 2003 (a)

Operations
Net investment income		$4,766,456		$4,956,943
Net realized gains or losses on securities		374,069		(101,038)
Net change in unrealized gains or losses on securities		47,940,074		40,722,079

Net increase in net assets resulting from operations		53,080,599		45,577,984

Distributions to shareholders from net investment income		0		(1,700,017)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	11,683,920	140,980,000	43,324,287	433,599,922
Net asset value of shares issued in reinvestment of distributions	0	0	169,493	1,700,017
Payment for shares redeemed	0	0	(164,511)	(1,701,078)

Net increase in net assets resulting from capital share transactions		140,980,000		433,598,861

Total increase in net assets		194,060,599		477,476,828
Net assets
Beginning of period		477,476,828		0

End of period		$671,537,427		$477,476,828

Undistributed net investment income		$8,023,382		$3,256,926

(a) For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION
Evergreen Market Index Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I") shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements
Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

d. Federal taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended November 30, 2003, EIMC waived its fee in the amount of $852,053 and reimbursed expenses in the amount of $286,269 which combined represents 0.43% of the Fund's average daily net assets (on an annualized basis). Total amounts subject to recoupment as of November 30, 2003 were $1,944,667.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly -owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $151,891,702 and $6,438,791, respectively, for the six months ended November 30, 2003.

On November 30, 2003, the aggregate cost of securities for federal income tax purposes was $582,018,264. The gross unrealized appreciation and depreciation on securities based on tax cost was $99,940,848 and $11,278,695, respectively, with a net unrealized appreciation of $88,662,153.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2003, the Fund incurred and elected to defer post-October losses of $34,105.

5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended November 30, 2003, the Fund did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES' FEES
Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT
The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the unused balance, which is allocated pro rata. During the six months ended November 30, 2003, the Fund had no borrowings under this agreement.

9. SUBSEQUENT DISTRIBUTION
On December 18, 2003, the Fund declared a distribution from net investment income to shareholders of record on December 17, 2003. The per share amount payable on December 19, 2003 was $0.0593. This distribution is not reflected in the accompanying financial statements.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $247.6 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of November 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564621rv1   1/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Market Index Growth Fund

Evergreen Market Index Growth Fund: Semiannual Report as of November 30, 2003

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2003.

LETTER TO SHAREHOLDERS
January 2004

We are pleased to provide the semiannual report for the Evergreen Market Index Growth Fund, which covers the six-month period ended November 30, 2003.

Investors entered the investment period with great anticipation after experiencing a significant surge in equities during the two months prior to the start of the period. Confidence was strengthening relative to geopolitical matters and the recently enacted fiscal measures appeared to be a long-term positive for stocks. Interest rates and inflation were low. Economic and profit growth were strengthening. It seemed little could get in the way of these good vibes, and fortunately, little did.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 added more momentum to the rally in the equity markets begun in March. Investors were now pricing in the opportunities for corporations to increase their payouts, enhancing the likelihood for yield to become a greater percentage of long-term total return potential. In addition, enthusiasm grew because levies on capital gains and dividends were now just 15%, the lowest levels in 60 years. Equity investors were also excited about the potential boost the new tax laws would bring to the economy and corporate profits. Child tax credit checks were expected to increase consumer spending in the months ahead and businesses would now have encouraging incentives to boost capital investment.

As a result of these positives, the major market indices finished the second quarter with solid gains. The unraveling of the "deflation trade" during July, though, quickly challenged the recent market strength. The Fed initially uttered concerns about the "possibility of an unwelcome, substantial fall in inflation," driving the yield on the 10-year Treasury to a 45-year low of 3.1% in mid -June. It appeared the bond market was convinced that monetary policymakers were prepared to reduce interest rates by a large margin. Yet when the Fed only lowered its target for the federal funds rate by 25 basis points at the end of its monetary policy meeting in late June, the bond market became concerned with a new direction in policy. This concern significantly increased when Chairman Greenspan stated to congressional banking committees in July that "signs of sustainable growth" in the economy were emerging and that the Fed was looking for Gross Domestic Product to expand in excess of 4% in 2004!

So much for rates going to zero. The yield on the 10-year Treasury swung violently higher, to 4.6% in just a matter of weeks. Yet despite this volatility in the financial markets equities, after bouncing around a bit, managed to finish the summer months slightly higher. The equity markets were able to weather the volatile rate environment over the short term, while placing a greater emphasis on the improving long-term fundamentals. Economic and profit growth had exceeded expectations in the second quarter, and early indications on third quarter numbers also suggested favorable outcomes.

And were they ever! Operating profits for companies in the S&P 500 Index grew by more than 20% in the third quarter and GDP expanded in excess of 8% for the fastest economic growth in 20 years. Moreover, Wall Street analysts were increasing their profit forecasts for the fourth quarter, providing further momentum for investors as the major equity market indexes finished the investment period in November near 18-month highs.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE
as of November 30, 2003

MANAGEMENT TEAM

William E. Zieff

Global Structured Products Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1
Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
6-month return	12.34%
Average annual return
1 year	16.66%
Since portfolio inception	19.54%

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in Evergreen Market Index Growth Fund Class I shares,1 versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

This space left intentionally blank

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

2Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

"Russell 1000 Growth Index" is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of November 30, 2003, and subject to change.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended
	November 30, 2003	Year Ended
	(unaudited)	May 31, 2003 (a) #
CLASS I

Net asset value, beginning of period	$10.86	$10.00

Income from investment operations
Net investment income	0.06	0.07
Net realized and unrealized gains or losses on securities	1.28	0.81
Total from investment operations	1.34	0.88

Distributions to shareholders from net investment income	0	(0.02)

Net asset value, end of period	$12.20	$10.86

Total return	12.34%	8.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$646,465	$529,545
Ratios to average net assets
Expenses ‡	0.02% †	0.02% †
Net investment income	1.08% †	1.16% †
Portfolio turnover rate	10%	2%

(a) For the period from October 15, 2002 (commencement of class operations), to May 31, 2003.
# Net investment income per share is based on average shares outstanding during the period.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
† Annualized
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS
November 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 12.8%
Auto Components 0.1%
Autoliv, Inc.	5,201	$ 174,025
Delphi Automotive Systems Corp.	3,311	29,071
Gentex Corp.	9,362	394,515
597,611
Automobiles 0.3%
Harley-Davidson, Inc.	37,235	1,756,375
Hotels, Restaurants & Leisure 1.4%
Applebee's International, Inc.	6,831	264,428
Brinker International, Inc. *	11,959	389,385
CBRL Group, Inc.	3,445	142,106
Cheesecake Factory, Inc. *	5,735	248,670
Darden Restaurants, Inc.	16,936	350,745
GTECH Holdings Corp. *	5,733	285,274
Harrah's Entertainment, Inc.	8,456	404,789
Hilton Hotels Corp.	20,563	336,411
International Game Technology, Inc.	42,075	1,459,582
International Speedway Corp., Class A	2,969	127,608
Krispy Kreme Doughnuts, Inc. *	7,423	307,089
Mandalay Resort Group	3,295	141,520
Marriott International, Inc., Class A	13,811	632,958
MGM Mirage *	2,686	100,671
Outback Steakhouse, Inc.	5,750	257,312
Ruby Tuesday, Inc.	7,441	216,682
Starbucks Corp. *	48,097	1,542,471
Starwood Hotels & Resorts, Class B	5,973	205,889
Station Casinos, Inc.	4,391	136,911
Wendy's International, Inc.	1,984	77,039
Wynn Resorts, Ltd. *	1,512	37,634
Yum! Brands, Inc. *	36,021	1,242,364
8,907,538
Household Durables 0.4%
Black & Decker Corp.	9,556	443,303
Centex Corp.	2,637	288,488
D.R. Horton, Inc.	1,403	61,311
Harman International Industries, Inc.	3,160	430,613
Hovnanian Enterprises, Inc., Class A *	737	67,988
La-Z-Boy Chair Co.	393	7,939
Leggett & Platt, Inc.	8,813	179,256
Lennar Corp., Class A	848	83,019
Maytag Corp.	9,647	255,067
Mohawk Industries, Inc. *	1,985	143,079
Newell Rubbermaid, Inc.	21,714	496,599
NVR, Inc. *	681	334,371
Whirlpool Corp.	2,112	144,292
2,935,325
Internet & Catalog Retail 0.8%
Amazon.com, Inc. *	27,112	1,465,675

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Internet & Catalog Retail continued
eBay, Inc. *	51,615	$ 2,882,698
InterActiveCorp *	36,472	1,198,105
5,546,478
Leisure Equipment & Products 0.2%
LeapFrog Enterprises, Inc. *	2,255	70,807
Marvel Enterprises, Inc. *	3,652	105,032
Mattel, Inc.	54,152	1,096,036
Polaris Industries, Inc.	2,683	231,194
1,503,069
Media 3.2%
Belo Corp.	2,760	78,412
Cablevision Systems Corp., Class A *	8,650	179,228
Clear Channel Communications, Inc.	30,035	1,255,763
Comcast Corp., Class A *	115,894	3,636,754
Cox Communications, Inc., Class A *	8,192	277,709
Cox Radio, Inc., Class A *	2,427	53,758
Dow Jones & Co., Inc.	5,101	253,010
E.W. Scripps Co., Class A	3,802	350,012
EchoStar Communications Corp., Class A *	28,018	966,061
Entercom Communications Corp. *	4,271	197,320
Entravision Communications Corp. *	2,485	22,564
Fox Entertainment Group, Inc., Class A *	9,353	267,028
Gemstar-TV Guide International, Inc. *	2,257	10,156
General Motors Corp., Class H	54,100	898,060
Getty Images, Inc. *	3,948	171,343
Harte-Hanks, Inc.	6,155	132,517
Interactive Data Corp. *	2,102	35,419
Interpublic Group of Companies, Inc. *	2,639	37,606
John Wiley & Sons, Inc., Class A	5,915	153,790
Knight-Ridder, Inc.	1,358	101,008
Lamar Advertising Co., Class A *	7,128	250,906
Liberty Media Corp., Class A *	111,993	1,237,523
McGraw-Hill Companies, Inc.	20,386	1,396,441
Meredith Corp.	2,363	113,164
New York Times Co., Class A	11,353	521,103
Omnicom Group, Inc.	23,217	1,849,466
Pixar, Inc. *	2,762	193,644
Radio One, Inc., Class D *	4,378	76,571
Scholastic Corp. *	203	6,735
Tribune Co.	4,119	201,213
UnitedGlobalCom, Inc., Class A *	1,098	7,927
Univision Communications, Inc., Class A *	16,972	612,350
Viacom, Inc., Class B	75,342	2,962,447
Walt Disney Co.	63,664	1,470,002
Washington Post Co., Class B	159	127,748
Westwood One, Inc. *	10,513	319,175
20,423,933
Multi-line Retail 1.3%
99 Cents Only Stores *	4,747	131,539
Big Lots, Inc. *	6,622	97,079

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Multi-line Retail continued
Dollar General Corp.	35,165	$ 742,685
Dollar Tree Stores, Inc. *	14,080	447,040
Family Dollar Stores, Inc.	18,495	713,537
Kohl's Corp. *	35,274	1,704,440
Target Corp.	112,166	4,343,067
8,179,387
Specialty Retail 4.7%
Abercrombie & Fitch Co., Class A *	11,295	331,508
Advance Auto Parts, Inc. *	2,980	243,228
AutoZone, Inc. *	8,199	784,316
Barnes & Noble, Inc. *	811	26,909
Bed Bath & Beyond, Inc. *	36,365	1,536,058
Best Buy Co., Inc.	32,146	1,993,052
Blockbuster, Inc., Class A	1,254	21,418
Borders Group, Inc. *	1,971	44,308
CarMax, Inc. *	12,717	418,771
Chico's FAS, Inc. *	10,560	405,293
Claire's Stores, Inc.	4,521	209,774
Gap, Inc.	81,035	1,742,252
Home Depot, Inc.	282,496	10,384,553
Lowe's Companies, Inc.	93,637	5,459,037
Michaels Stores, Inc.	6,721	317,567
O'Reilly Automotive, Inc. *	3,967	172,644
PETsMART, Inc. *	17,380	419,901
Pier 1 Imports, Inc.	8,680	221,340
RadioShack Corp.	20,741	646,082
Regis Corp.	2,845	116,503
Rent-A-Center, Inc. *	7,445	241,888
Ross Stores, Inc.	9,497	520,246
Staples, Inc. *	58,491	1,588,031
Talbots, Inc.	2,506	82,122
Tiffany & Co.	13,610	617,213
TJX Companies, Inc.	63,250	1,428,817
Weight Watchers International, Inc. *	5,188	191,645
Williams-Sonoma, Inc. *	10,292	370,924
30,535,400
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	22,370	891,221
Columbia Sportswear Co. *	1,680	99,573
Nike, Inc., Class B	20,222	1,359,929
Polo Ralph Lauren Corp., Class A	270	8,014
Reebok International, Ltd.	1,079	43,419
Timberland Co., Class A *	2,240	121,005
2,523,161
CONSUMER STAPLES 12.3%
Beverages 4.0%
Anheuser-Busch Companies, Inc.	102,756	5,324,816
Brown-Forman Corp., Class B	561	51,466
Coca-Cola Co.	225,133	10,468,685
Coca-Cola Enterprises, Inc.	7,163	147,916

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Beverages continued
Constellation Brands, Inc. Class A *	2,563	$ 88,449
Pepsi Bottling Group, Inc.	17,523	404,431
PepsiCo, Inc.	187,475	9,021,297
25,507,060
Food & Staples Retailing 4.2%
Costco Wholesale Corp. *	21,516	770,703
Performance Food Group Co. *	3,792	149,064
Rite Aid Corp. *	40,236	247,452
SYSCO Corp.	80,007	2,905,854
Wal-Mart Stores, Inc.	327,319	18,212,029
Walgreen Co.	126,225	4,646,342
Whole Foods Market, Inc. *	6,258	411,088
27,342,532
Food Products 0.8%
Campbell Soup Co.	12,398	317,513
Del Monte Foods Co. *	10,605	101,490
General Mills, Inc.	23,394	1,052,964
H.J. Heinz Co.	18,047	651,497
Hershey Foods Corp.	6,063	471,095
Kellogg Co.	14,873	532,007
McCormick & Co., Inc.	11,159	320,152
Sara Lee Corp.	39,146	804,450
Tootsie Roll Industries, Inc.	376	13,216
Wm. Wrigley Jr. Co.	16,584	914,110
5,178,494
Household Products 2.3%
Church & Dwight Co., Inc.	3,087	125,054
Clorox Co.	10,636	499,041
Colgate-Palmolive Co.	59,106	3,103,065
Dial Corp.	7,064	182,816
Energizer Holdings, Inc. *	2,456	93,058
Kimberly-Clark Corp.	19,046	1,032,674
Procter & Gamble Co.	101,890	9,805,894
14,841,602
Personal Products 0.5%
Alberto Culver Co., Class B	444	27,115
Avon Products, Inc.	4,540	310,990
Estee Lauder Companies, Inc., Class A	11,724	445,512
Gillette Co.	77,596	2,617,313
3,400,930
Tobacco 0.5%
Altria Group, Inc.	58,603	3,047,356
ENERGY 1.0%
Energy Equipment & Services 0.7%
Baker Hughes, Inc.	31,924	921,327
BJ Services Co. *	18,259	582,279
Cooper Cameron Corp. *	5,319	230,898
Diamond Offshore Drilling, Inc.	3,000	52,650

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Energy Equipment & Services continued
ENSCO International, Inc.	6,681	$ 169,029
FMC Technologies, Inc. *	7,202	153,259
Grant Prideco, Inc. *	11,416	132,996
Halliburton Co.	48,831	1,140,204
Key Energy Services, Inc. *	11,752	107,061
National Oilwell, Inc. *	5,683	109,341
Patterson-UTI Energy, Inc. *	9,893	284,226
Pride International, Inc. *	6,023	96,067
Rowan Co., Inc. *	5,986	126,724
Smith International, Inc. *	8,307	311,845
Tidewater, Inc.	3,094	85,425
Varco International, Inc. *	7,805	144,314
4,647,645
Oil & Gas 0.3%
Anadarko Petroleum Corp.	13,457	604,623
Chesapeake Energy Corp.	18,854	230,019
EOG Resources, Inc.	14,111	591,815
Newfield Exploration Co. *	2,540	103,886
Noble Energy, Inc.	2,827	112,090
Pioneer Natural Resources Co. *	1,680	47,645
Westport Resources Corp. *	929	25,176
XTO Energy, Inc.	11,867	299,998
2,015,252
FINANCIALS 8.0%
Capital Markets 1.1%
A.G. Edwards, Inc.	2,378	87,368
Ameritrade Holding Corp. *	28,466	357,818
Bank of New York Co., Inc.	15,032	461,182
Blackrock, Inc., Class A	2,299	117,134
Charles Schwab Corp.	130,057	1,508,661
E*TRADE Group, Inc. *	20,411	221,051
Eaton Vance Corp.	8,514	309,484
Federated Investors, Inc., Class B	9,158	263,292
Investors Financial Services Corp.	8,008	295,335
Jefferies Group, Inc.	510	15,953
LaBranche & Co., Inc.	1,755	14,514
Legg Mason, Inc.	6,781	540,514
Lehman Brothers Holdings, Inc.	2,800	202,188
Mellon Financial Corp.	22,903	659,606
Morgan Stanley	11,097	613,442
Northern Trust Corp.	1,767	79,250
Nuveen Investments, Inc., Class A	2,354	61,793
SEI Investments Co.	9,021	253,039
State Street Corp.	4,339	221,115
T. Rowe Price Group, Inc.	9,085	381,933
Waddell & Reed Financial, Inc., Class A	9,169	202,543
6,867,215
Commercial Banks 1.1%
Commerce Bancorp, Inc.	6,664	344,396
Fifth Third Bancorp	61,741	3,589,004

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Commercial Banks continued
First BanCorp	2,521	$ 95,546
First Tennessee National Corp.	917	40,898
Hudson United Bancorp	483	17,794
Mercantile Bankshares Corp.	943	41,916
North Fork Bancorp, Inc.	5,247	209,513
Popular, Inc.	4,803	226,509
SouthTrust Corp.	4,315	138,727
Synovus Financial Corp.	34,064	976,274
TCF Financial Corp.	5,224	275,514
Valley National Bancorp	2,689	79,863
Wells Fargo & Co.	12,672	726,486
Westamerica Bancorp	1,090	57,552
6,819,992
Consumer Finance 1.6%
American Express Co.	105,291	4,812,852
AmeriCredit Corp. *	5,710	76,799
Capital One Financial Corp.	17,581	1,049,937
MBNA Corp.	98,340	2,411,297
Providian Financial Corp. *	13,383	151,228
SLM Corp.	50,737	1,883,865
10,385,978
Diversified Financial Services 0.1%
Chicago Merchantile Exchange Holdings, Inc.	586	40,123
Leucadia National Corp.	952	40,460
Moody's Corp.	15,323	877,702
958,285
Insurance 2.4%
AFLAC, Inc.	40,148	1,444,124
AMBAC Financial Group, Inc.	636	43,725
American International Group, Inc.	144,174	8,354,883
Arthur J. Gallagher & Co.	11,092	347,180
Brown & Brown, Inc.	6,121	192,505
Erie Indemnity Co., Class A	263	10,559
Fidelity National Financial, Inc.	1,284	45,364
HCC Insurance Holdings, Inc.	3,101	96,472
Markel Corp. *	393	101,099
Marsh & McLennan Co.	65,940	2,930,374
Progressive Corp.	24,018	1,875,806
Transatlantic Holdings, Inc.	215	16,675
W.R. Berkley Corp...	407	13,899
15,472,665
Real Estate 0.1%
Chelsea Property Group, Inc. REIT	1,291	69,714
Cousins Properties, Inc. REIT	1,313	39,521
Friedman, Billings, Ramsey Group, Class A	6,352	135,615
LNR Property Corp.	458	20,267
Mills Corp. REIT	1,199	51,977
The St. Joe Co.	3,990	138,852
455,946

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Thrifts & Mortgage Finance 1.6%
Doral Financial Corp.	7,093	$ 358,693
Fannie Mae	120,672	8,447,040
Freddie Mac	19,529	1,062,768
Hudson City Bancorp, Inc.	3,260	117,784
IndyMac Bancorp, Inc.	591	17,494
New York Community Bancorp, Inc.	11,858	460,683
Radian Group, Inc.	1,046	51,620
10,516,082
HEALTH CARE 23.8%
Biotechnology 2.9%
Affymetrix, Inc.	7,241	178,636
Amgen, Inc. *	158,813	9,133,336
Amylin Pharmaceuticals, Inc. *	11,425	298,992
Biogen Idec, Inc. *	36,075	1,377,361
Celgene Corp. *	9,947	454,876
Cephalon, Inc. *	6,220	292,278
Charles River Laboratories International, Inc. *	5,580	181,071
Chiron Corp. *	11,020	590,892
Genentech, Inc. *	25,257	2,129,165
Genzyme Corp. *	23,679	1,106,756
Gilead Sciences, Inc. *	24,636	1,445,641
Human Genome Sciences, Inc. *	7,958	101,862
ICOS Corp. *	2,751	124,345
IDEXX Laboratories, Inc. *	3,870	183,245
ImClone Systems, Inc. *	6,320	248,376
Invitrogen Corp. *	1,571	107,095
MedImmune, Inc. *	31,045	738,871
Millennium Pharmaceuticals, Inc. *	16,391	258,486
Neurocrine Biosciences, Inc. *	1,672	88,332
Protein Design Labs, Inc. *	8,392	116,313
19,155,929
Health Care Equipment & Supplies 3.8%
Apogent Technology, Inc. *	629	14,549
Applera Corp.	21,824	468,561
Bausch & Lomb, Inc.	383	19,238
Baxter International, Inc.	73,587	2,047,190
Beckman Coulter, Inc.	7,510	384,136
Becton Dickinson & Co.	24,907	997,027
Bio-Rad Laboratories, Inc., Class A *	2,120	108,650
Biomet, Inc.	31,774	1,136,556
Boston Scientific Corp. *	79,308	2,846,364
C.R. Bard, Inc.	5,743	434,171
DENTSPLY International, Inc.	9,686	436,161
Edwards Lifesciences Corp. *	7,505	226,051
Fisher Scientific International, Inc. *	5,745	231,351
Guidant Corp.	38,093	2,162,540
Hillenbrand Industries, Inc.	2,071	118,875
Medtronic, Inc.	150,193	6,788,724
Millipore Corp. *	5,612	240,250
ResMed, Inc. *	4,092	159,588

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Health Care Equipment & Supplies continued
Respironics, Inc. *	4,153	$ 188,962
Saint Jude Medical, Inc. *	22,160	1,403,614
STERIS Corp. *	8,083	186,960
Stryker Corp.	17,017	1,378,377
Varian Medical Systems, Inc. *	8,408	580,236
Zimmer Holdings, Inc. *	29,733	1,959,999
24,518,130
Health Care Providers & Services 3.5%
AdvancePCS *	8,830	491,478
Aetna, Inc.	6,925	445,831
AmerisourceBergen Corp.	7,110	449,992
Andrx Corp. *	6,815	149,657
Anthem, Inc. *	6,692	482,627
Apria Healthcare Group, Inc. *	6,779	183,779
Cardinal Health, Inc.	54,983	3,361,661
Caremark Rx, Inc. *	32,232	860,594
Community Health Systems *	2,913	78,884
Coventry Health Care, Inc. *	5,659	338,974
DaVita, Inc. *	7,354	280,776
Express Scripts, Inc., Class A *	7,615	492,919
First Health Group Corp. *	11,039	226,300
HCA, Inc.	47,795	2,003,088
Health Management Associates, Inc., Class A	29,395	755,451
Health Net, Inc., Class A *	8,516	278,473
Henry Schein, Inc. *	3,176	213,713
IMS Health, Inc.	29,934	689,380
Laboratory Corp. *	16,790	606,455
Lincare Holdings, Inc. *	11,386	339,644
Manor Care, Inc.	1,917	67,708
McKesson Corp.	19,290	563,268
Medco Health Solutions, Inc. *	14,720	536,250
Mid Atlantic Medical Services, Inc. *	5,745	352,743
Omnicare, Inc.	5,677	226,626
Oxford Health Plans, Inc. *	10,261	449,637
Patterson Dental Co. *	7,463	508,230
Pharmaceutical Product Development, Inc. *	5,935	176,151
Quest Diagnostics, Inc. *	8,964	654,103
Renal Care Group, Inc. *	3,483	140,574
Tenet Healthcare Corp. *	10,229	149,446
Triad Hospitals, Inc. *	4,119	142,517
UnitedHealth Group, Inc.	68,384	3,685,898
Universal Health Services, Inc., Class B	5,536	297,671
WebMD Corp. *	31,918	292,050
WellChoice, Inc. *	380	12,931
Wellpoint Health Networks, Inc., Class A *	17,108	1,599,427
22,584,906
Pharmaceuticals 13.6%
Abbott Laboratories, Inc.	192,244	8,497,185
Allergan, Inc.	16,039	1,198,595
American Pharmaceutical Partners, Inc. *	2,256	81,442
Barr Laboratories, Inc. *	5,681	468,910

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Pharmaceuticals continued
Bristol-Myers Squibb Co.	119,598	$ 3,151,407
Eli Lilly & Co.	118,859	8,148,973
Endo Pharmaceuticals Holdings, Inc. *	4,023	75,793
Eon Labs, Inc. *	1,415	75,038
Forest Laboratories, Inc. *	42,024	2,296,191
IVAX Corp. *	16,810	360,575
Johnson & Johnson Co.	365,632	18,022,001
King Pharmaceuticals, Inc. *	8,243	106,417
Medicis Pharmaceutical Corp., Class A	3,164	208,444
Merck & Co., Inc.	122,062	4,955,717
Mylan Laboratories, Inc.	33,469	847,435
Pfizer, Inc.	972,262	32,619,390
Pharmaceutical Resources, Inc. *	4,099	297,505
Sepracor, Inc. *	9,652	239,177
SICOR, Inc. *	10,166	280,988
Valeant Pharmaceuticals International	3,408	81,485
Watson Pharmaceuticals, Inc. *	1,648	77,687
Wyeth	144,250	5,683,450
87,773,805
INDUSTRIALS 11.7%
Aerospace & Defense 1.0%
Alliant Techsystems, Inc. *	3,687	188,148
Boeing Co.	80,879	3,104,945
L-3 Communications Holdings, Inc. *	4,653	218,924
Lockheed Martin Corp.	11,381	522,843
Rockwell Collins, Inc.	11,117	298,936
United Defense Industries, Inc. *	2,969	98,749
United Technologies Corp.	23,049	1,975,299
6,407,844
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide	8,645	340,008
Expeditors International of Washington, Inc.	12,003	468,597
FedEx Corp.	14,109	1,025,724
J.B. Hunt Transportation Services, Inc. *	2,896	75,760
United Parcel Service, Inc., Class B	63,195	4,598,700
6,508,789
Airlines 0.2%
JetBlue Airways Corp. *	10,955	399,401
Southwest Airlines Co.	61,784	1,110,876
1,510,277
Building Products 0.2%
American Standard Companies, Inc. *	7,544	752,137
Masco Corp.	19,017	517,262
1,269,399
Commercial Services & Supplies 1.8%
Allied Waste Industries, Inc. *	8,794	109,485
Apollo Group, Inc.	1,887	142,110
Apollo Group, Inc., Class A	15,861	1,094,885
ARAMARK Corp., Class B *	8,686	235,825

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Commercial Services & Supplies continued
Avery Dennison Corp.	11,809	$ 650,440
Career Education Corp. *	11,786	602,618
Cendant Corp. *	28,725	636,546
ChoicePoint, Inc. *	10,150	388,237
Cintas Corp.	14,842	693,715
Corinthian Colleges, Inc. *	5,394	344,838
Corporate Executive Board Co. *	4,652	226,087
DeVry, Inc. *	7,082	193,976
Dun & Bradstreet Corp. *	9,169	442,404
Education Management Corp. *	3,883	262,491
Equifax, Inc.	14,030	331,529
H&R Block, Inc.	22,059	1,197,583
Herman Miller, Inc.	8,961	233,434
Hewitt Associates, Inc. *	2,147	64,904
Hon Industries, Inc.	3,030	128,745
ITT Educational Services, Inc. *	5,205	291,636
Manpower, Inc.	6,803	319,333
Monster Worldwide, Inc. *	12,062	290,212
Pitney Bowes, Inc.	19,413	771,667
Robert Half International, Inc. *	18,083	402,527
Stericycle, Inc. *	4,145	204,763
Viad Corp.	5,237	128,778
Waste Management, Inc.	40,349	1,186,664
West Corp. *	2,158	51,145
11,626,577
Construction & Engineering 0.1%
Fluor Corp.	602	22,069
Jacobs Engineering Group, Inc. *	5,116	235,029
257,098
Electrical Equipment 0.1%
Ametek, Inc.	1,488	70,382
Emerson Electric Co.	8,398	512,614
582,996
Industrial Conglomerates 6.5%
3M Co.	85,292	6,741,480
General Electric Co.	1,230,879	35,289,301
42,030,781
Machinery 0.7%
Danaher Corp.	13,212	1,099,238
Donaldson Co., Inc.	4,093	239,563
Dover Corp.	4,739	181,930
Graco, Inc.	5,623	216,767
Illinois Tool Works, Inc.	20,646	1,612,453
ITT Industries, Inc.	10,625	700,400
Navistar International Corp. *	3,926	169,211
Pall Corp.	11,389	291,786
Pentair, Inc.	693	30,215
SPX Corp. *	1,682	91,333
Timken Co.	2,272	38,919
4,671,815

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Road & Rail 0.0%
Swift Transportation Co., Inc. *	4,185	$ 83,365
Werner Enterprises, Inc.	2,615	47,463
130,828
Trading Companies & Distributors 0.1%
Fastenal Co.	7,363	365,794
MSC Industrial Direct Co., Inc., Class A	2,187	57,605
423,399
INFORMATION TECHNOLOGY 28.1%
Communications Equipment 4.8%
ADC Telecommunications, Inc. *	44,047	108,356
ADTRAN, Inc.	2,423	159,482
Advanced Fibre Communications, Inc. *	4,199	93,848
Avocent Corp. *	4,246	162,579
Brocade Communications Systems, Inc. *	18,993	115,667
CIENA Corp. *	29,558	209,271
Cisco Systems, Inc. *	864,410	19,587,530
Comverse Technology, Inc. *	9,816	188,762
Corning, Inc. *	84,108	963,878
Emulex Corp. *	7,281	214,789
Foundry Networks, Inc. *	12,526	330,185
Harris Corp.	2,521	97,739
InterDigital Commerce Corp. *	6,851	140,308
JDS Uniphase Corp. *	166,475	572,674
Juniper Networks, Inc. *	41,149	776,482
McDATA Corp., Class A *	12,675	134,862
Motorola, Inc.	116,646	1,637,710
NetScreen Technologies, Inc. *	6,678	168,286
Polycom, Inc. *	4,856	96,246
QLogic Corp. *	11,555	656,671
QUALCOMM, Inc.	97,221	4,331,195
Tellabs, Inc. *	20,411	163,288
UTStarcom, Inc. *	8,564	324,404
31,234,212
Computers & Peripherals 4.0%
Dell, Inc. *	280,542	9,678,699
EMC Corp. *	278,824	3,831,042
International Business Machines Corp.	99,504	9,009,092
Lexmark International Group, Inc., Class A *	14,493	1,121,758
Maxtor Corp. *	8,952	99,904
Network Appliance, Inc. *	37,194	859,553
SanDisk Corp. *	8,413	680,275
Storage Technology Corp. *	5,413	136,408
Western Digital Corp. *	24,397	303,499
25,720,230
Electronic Equipment & Instruments 0.6%
Agilent Technologies, Inc. *	3,018	85,349
Amphenol Corp., Class A *	2,385	144,340

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Electronic Equipment & Instruments continued
Arrow Electronics, Inc. *	2,406	$ 56,252
CDW Corp. *	7,292	435,697
Jabil Circuit, Inc. *	17,091	470,174
Mettler-Toledo International, Inc. *	4,297	168,528
Molex, Inc.	14,014	450,690
National Instruments Corp.	3,798	171,936
PerkinElmer, Inc.	5,813	98,298
Sanmina Corp. *	28,015	341,503
Solectron Corp. *	43,072	251,971
Symbol Technologies, Inc.	24,886	347,160
Tektronix, Inc.	1,866	51,408
Thermo Electron Corp. *	4,143	99,018
Waters Corp. *	15,302	489,358
3,661,682
Internet Software & Services 0.5%
DoubleClick, Inc. *	9,681	92,454
RealNetworks, Inc. *	9,718	58,016
VeriSign, Inc. *	17,971	291,310
Yahoo!, Inc. *	66,187	2,844,717
3,286,497
IT Services 2.1%
Acxiom Corp. *	5,430	90,192
Affiliated Computer Services, Inc., Class A *	11,997	601,530
Alliance Data Systems Corp. *	1,861	55,793
Automatic Data Processing, Inc.	69,527	2,658,017
BearingPoint, Inc. *	4,816	44,644
BISYS Group, Inc. *	12,970	193,512
Ceridian Corp. *	8,800	186,824
Certegy, Inc.	6,675	230,955
CheckFree Corp. *	3,845	106,199
Cognizant Technology Solutions Corp., Class A *	7,580	347,695
Concord EFS, Inc. *	59,928	688,573
Convergys Corp. *	2,296	35,221
DST Systems, Inc. *	8,843	330,021
First Data Corp.	92,116	3,486,591
Fiserv, Inc. *	22,484	843,150
Global Payments, Inc.	3,170	143,918
Iron Mountain, Inc. *	7,976	293,517
Paychex, Inc.	40,611	1,562,305
SunGard Data Systems, Inc. *	32,468	877,285
Total Systems Services, Inc.	4,601	134,211
Unisys Corp. *	27,961	456,323
13,366,476
Office Electronics 0.1%
Xerox Corp. *	14,388	175,246
Zebra Technologies Corp., Class A *	4,549	289,180
464,426
Semiconductors & Semiconductor Equipment 8.8%
Advanced Micro Devices, Inc. *	14,949	268,783
Agere Systems, Inc., Class B *	201,862	682,293

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Semiconductors & Semiconductor Equipment continued
Altera Corp. *	47,156	$ 1,194,461
Amkor Technology, Inc. *	11,275	220,088
Analog Devices, Inc. *	44,991	2,238,302
Applied Materials, Inc. *	203,850	4,953,555
Applied Micro Circuits Corp. *	16,679	107,746
Atmel Corp. *	22,555	151,795
Broadcom Corp., Class A *	26,774	975,377
Cree, Inc. *	9,027	165,826
Cypress Semiconductor Corp. *	8,481	189,805
Fairchild Semiconductor International, Class A *	4,712	122,512
Integrated Circuit System, Inc. *	7,533	224,107
Integrated Device Technology, Inc. *	5,090	95,946
Intel Corp.	804,710	26,901,455
International Rectifier Corp. *	3,832	209,304
Intersil Holding Corp., Class A	7,465	197,151
KLA-Tencor Corp. *	23,438	1,373,701
Lam Research Corp. *	15,618	499,776
Linear Technology Corp.	38,547	1,662,918
LSI Logic Corp. *	16,210	151,888
Maxim Integrated Products, Inc.	39,985	2,082,419
MEMC Electronic Materials, Inc. *	2,688	29,192
Microchip Technology, Inc.	25,056	861,926
Micron Technology, Inc. *	30,289	394,060
National Semiconductor Corp. *	19,055	852,140
Novellus Systems, Inc. *	15,010	656,838
NVIDIA Corp. *	18,515	391,592
PMC-Sierra, Inc. *	20,809	423,879
Rambus, Inc. *	10,196	305,880
Silicon Laboratories, Inc. *	3,586	175,965
Teradyne, Inc. *	22,776	573,272
Texas Instruments, Inc.	212,974	6,338,106
Xilinx, Inc. *	41,554	1,562,015
57,234,073
Software 7.2%
Adobe Systems, Inc.	28,554	1,179,851
Autodesk, Inc.	797	18,506
BEA Systems, Inc. *	45,458	577,317
BMC Software, Inc. *	26,088	433,844
Cadence Design Systems, Inc. *	8,388	140,331
Citrix Systems, Inc. *	20,360	489,047
Computer Associates International, Inc.	44,652	1,040,392
Compuware Corp. *	2,609	14,924
Electronic Arts, Inc. *	27,670	1,223,844
FactSet Research Systems, Inc.	2,380	98,651
Fair, Issac & Co., Inc.	5,384	296,981
Intuit, Inc. *	22,646	1,138,641
Jack Henry & Associates, Inc.	8,225	170,422
Macromedia, Inc. *	7,660	157,107
Mercury Interactive Corp. *	9,528	445,910
Microsoft Corp.	1,101,434	28,306,854
Network Associates, Inc. *	17,185	230,107
Novell, Inc. *	20,232	192,204

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Software continued
Oracle Corp. *	477,182	$ 5,730,956
PeopleSoft, Inc. *	15,876	335,777
Red Hat, Inc. *	15,476	205,521
Reynolds & Reynolds Co., Class A	8,167	226,553
Siebel Systems, Inc. *	29,056	382,958
Symantec Corp. *	36,382	1,194,421
Synopsys, Inc. *	16,948	507,762
Veritas Software Corp. *	51,084	1,942,265
46,681,146
MATERIALS 0.9%
Chemicals 0.4%
Cabot Corp.	418	12,164
Dow Chemical Co.	11,388	427,619
E.I. du Pont de Nemours & Co.	13,247	549,221
Ecolab, Inc.	23,302	610,978
International Flavors & Fragrances, Inc.	5,361	174,072
Praxair, Inc.	6,082	436,566
Scotts Co., Class A *	450	26,770
Sigma-Aldrich Corp.	3,954	211,816
Valspar Corp.	366	17,660
2,466,866
Construction Materials 0.0%
Florida Rock Industries, Inc.	500	28,750
Vulcan Materials Co.	668	29,706
58,456
Containers & Packaging 0.1%
Ball Corp.	5,968	333,910
Pactiv Corp. *	10,762	241,499
Sealed Air Corp. *	10,394	548,491
1,123,900
Metals & Mining 0.4%
Consol Energy, Inc.	2,908	61,795
Freeport-McMoRan Copper & Gold, Inc., Class B	16,167	703,749
Newmont Mining Corp.	27,750	1,335,885
Phelps Dodge Corp. *	4,589	292,228
Southern Peru Copper Corp.	773	29,335
Worthington Industries, Inc.	3,709	53,113
2,476,105
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.0%
IDT Corp. *	3,030	56,964
Qwest Communications International, Inc. *	39,236	143,604
200,568
Wireless Telecommunications Services 0.7%
American Tower Systems Corp., Class A *	10,563	120,207
AT&T Wireless Services, Inc. *	123,338	925,035
Crown Castle International Corp. *	4,610	57,210
Nextel Communications, Inc., Class A *	107,424	2,721,050

SCHEDULE OF INVESTMENTS continued
November 30, 2003 (unaudited)

	Shares	Value

Wireless Telecommunication Services continued
Nextel Partners, Inc., Class A *	9,526	$ 112,312
Sprint PCS Group *	96,295	441,994
Telephone & Data Systems, Inc.	2,025	126,967
U.S. Cellular Corp., *	719	24,877
4,529,652
UTILITIES 0.2%
Gas Utilities 0.1%
Kinder Morgan, Inc.	9,450	515,025
Multi-Utilities & Unregulated Power 0.1%
AES Corp. *	51,545	457,204
Total Common Stocks		643,294,402
EXCHANGE TRADED FUND 0.4%
iShares Russell 1000 Growth Index Fund	52,199	2,365,659
SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund (o)	215,180	215,180
Total Investments (cost $544,035,136) 99.9%		645,875,241
Other Assets and Liabilities 0.1%		590,133
Net Assets 100.0%		$646,465,374

*	Non income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
Summary of Abbreviations:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2003 (unaudited)

Assets
Identified cost of securities	$544,035,136
Net unrealized gains on securities	101,840,105

Market value of securities	645,875,241
Dividends receivable	611,528
Receivable from investment advisor	5,727
Prepaid expenses and other assets	543

Total assets	646,493,039

Liabilities
Due to related parties	5,296
Accrued expenses and other liabilities	22,369

Total liabilities	27,665

Net assets	$646,465,374

Net assets represented by
Paid-in capital	$535,776,086
Undistributed net investment income	5,262,273
Accumulated net realized gains on securities	3,586,910
Net unrealized gains on securities	101,840,105

Total net assets	$646,465,374

Shares outstanding - Class I	52,969,054

Net asset value per share - Class I	$12.20

See Notes to Financial Statements

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2003 (unaudited)

Investment income
Dividends (net of withholding taxes of $362)	$3,186,444

Expenses
Advisory fee	927,572
Administrative services fee	289,866
Transfer agent fees	59
Trustees' fees and expenses	8,407
Printing and postage expenses	3,868
Custodian fees	70,788
Registration and filing fees	2,442
Professional fees	9,719
Other	2,506

Total expenses	1,315,227
Less: Expense reductions	(669)
Fee waivers and expense reimbursements	(1,243,541)

Net expenses	71,017

Net investment income	3,115,427

Net realized and unrealized gains or losses on securities
Net realized gains on securities	4,040,135
Net change in unrealized gains or losses on securities	59,764,821

Net realized and unrealized gains or losses on securities	63,804,956

Net increase in net assets resulting from operations	$66,920,383

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2003		Year Ended
	(unaudited)		May 31, 2003 (a)

Operations
Net investment income		$3,115,427		$3,178,411
Net realized gains or losses on securities		4,040,135		(453,225)
Net change in unrealized gains or losses on securities		59,764,821		42,075,284

Net increase in net assets resulting from operations		66,920,383		44,800,470

Distributions to shareholders from net investment income		0		(1,031,565)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	4,205,214	50,000,000	48,761,321	485,777,134
Net asset value of shares issued in reinvestment of distributions	0	0	105,262	1,031,565
Payment for shares redeemed	0	0	(102,743)	(1,032,613)

Net increase in net assets resulting from capital share transactions		50,000,000		485,776,086

Total increase in net assets		116,920,383		529,544,991
Net assets
Beginning of period		529,544,991		0

End of period		$646,465,374		$529,544,991

Undistributed net investment income		$5,262,273		$2,146,846

(a) For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION
Evergreen Market Index Growth Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I") shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements
Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

d. Federal taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended November 30, 2003, EIMC waived its fee in the amount of $927,572 and reimbursed expenses in the amount of $315,969 which combined represents 0.43% of the Fund's average daily net assets (on an annualized basis ). Total amounts subject to recoupment as of November 30, 2003 were $2,139,496.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly -owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $109,706,842 and $56,454,670, respectively, for the six months ended November 30, 2003.

On November 30, 2003, the aggregate cost of securities for federal income tax purposes was $544,035,136. The gross unrealized appreciation and depreciation on securities based on tax cost was $113,000,946 and $11,160,841, respectively, with a net unrealized appreciation of $101,840,105.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2003, the Fund incurred and elected to defer post-October losses of $281,290.

5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended November 30, 2003, the Fund did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES' FEES
Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT
The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2003, the Fund had no borrowings under this agreement.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. CONCENTRATION OF RISK
The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

10. SUBSEQUENT DISTRIBUTION
On December 18, 2003, the Fund declared a distribution from net investment income to shareholders of record on December 17, 2003. The per share amount payable on December 19, 2003 was $0.0407. This distribution is not reflected in the accompanying financial statements.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $247.6 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of November 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564622rv1   1/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Market Index Value Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC’s website at http://www.sec.gov.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue,10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS
January 2004

We are pleased to provide the semiannual report for the Evergreen Market Index Value Fund, which covers the six-month period ended November 30, 2003.

Investors entered the investment period with great anticipation after experiencing a significant surge in equities during the two months prior to the start of the period. Confidence was strengthening relative to geopolitical matters and the recently enacted fiscal measures appeared to be a long-term positive for stocks. Interest rates and inflation were low. Economic and profit growth were strengthening. It seemed little could get in the way of these good vibes, and fortunately, little did.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 added more momentum to the rally in the equity markets begun in March. Investors were now pricing in the opportunities for corporations to increase their payouts, enhancing the likelihood for yield to become a greater percentage of long-term total return potential. In addition, enthusiasm grew because levies on capital gains and dividends were now just 15%, the lowest levels in 60 years. Equity investors were also excited about the potential boost the new tax laws would bring to the economy and corporate profits. Child tax credit checks were expected to increase consumer spending in the months ahead and businesses would now have encouraging incentives to boost capital investment.

As a result of these positives, the major market indices finished the second quarter with solid gains. The unraveling of the “deflation trade” during July, though, quickly challenged the recent market strength. The Fed initially uttered concerns about the “possibility of an unwelcome, substantial fall in inflation,” driving the yield on the 10-year Treasury to a 45-year low of 3.1% in mid -June. It appeared the bond market was convinced that monetary policymakers were prepared to reduce interest rates by a large margin. Yet when the Fed only lowered its target for the federal funds rate by 25 basis points at the end of its monetary policy meeting in late June, the bond market became concerned with a new direction in policy. This concern significantly increased when Chairman Greenspan stated to congressional banking committees in July that “signs of sustainable growth” in the economy were emerging and that the Fed was looking for Gross Domestic Product to expand in excess of 4% in 2004!

So much for rates going to zero. The yield on the 10-year Treasury swung violently higher, to 4.6% in just a matter of weeks. Yet despite this volatility in the financial markets equities, after bouncing around a bit, managed to finish the summer months slightly higher. The equity markets were able to weather the volatile rate environment over the short term, while placing a greater emphasis on the improving long-term fundamentals. Economic and profit growth had exceeded expectations in the second quarter, and early indications on third quarter numbers also suggested favorable outcomes.

And were they ever! Operating profits for companies in the S&P 500 Index grew by more than 20% in the third quarter and GDP expanded in excess of 8% for the fastest economic growth in 20 years. Moreover, Wall Street analysts were increasing their profit forecasts for the fourth quarter, providing further momentum for investors as the major equity market indexes finished the investment period in November near 18-month highs.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Executive Officer Evergreen Investment Company, Inc.

FUND AT A GLANCE
as of November 30, 2003

MANAGEMENT TEAM

William E. Zieff
Global Structured Products Team
Lead Manager

CURRENT INVESTMENT STYLE(2)

PERFORMANCE AND RETURNS(1)
Portfolio inception date: 10/15/2002

Class inception date	Class I 10/15/2002
6-month return	11.04%
Average annual return
1 year	17.05%
Since portfolio inception	21.22%

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in Evergreen Market Index Value Fund Class I shares, (1) versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

This space left intentionally blank

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

(2) Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

“Russell 1000 Value Index” is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of November 30, 2003, and subject to change.

Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)		Year Ended May 31, 2003 (a)

CLASS I
Net asset value, beginning of period	$11.14		$10.00

Income from investment operations
Net investment income	0.13		0.15
Net realized and unrealized gains or losses on securities	1.10		1.03

Total from investment operations	1.23		1.18

Distributions to shareholders from net investment income	0		(0.04)

Net asset value, end of period	$12.37		$11.14

Total return	11.04%		11.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$657,429		$544,427
Ratios to average net assets
Expenses ‡	0.02	%†	0.02%†
Net investment income	2.52	%†	2.67%†
Portfolio turnover rate	11%		5%

(a)	For the period from October 15, 2002 (commencement of class operations), to May 31, 2003.

†	Annualized

‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments
November 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 11.7%
Auto Components 0.5%
American Axle & Manufacturing Holdings, Inc. *	3,527	$139,774
Arvinmeritor, Inc.	8,031	159,576
Autoliv, Inc.	6,754	225,989
Borg-Warner Automotive, Inc.	3,440	271,760
Dana Corp.	19,134	309,397
Delphi Automotive Systems Corp.	58,358	512,383
Johnson Controls, Inc.	11,479	1,256,262
Lear Corp.	8,064	476,905

		3,352,046

Automobiles 0.8%
Ford Motor Co.	226,461	2,989,285
General Motors Corp.	59,548	2,547,464

		5,536,749

Distributors 0.1%
Genuine Parts Co.	22,382	704,585

Hotels, Restaurants & Leisure 1.2%
CBRL Group, Inc.	2,629	108,446
Darden Restaurants, Inc.	3,965	82,115
GTECH Holdings Corp. *	825	41,052
Harrah’s Entertainment, Inc.	5,281	252,801
Hilton Hotels Corp.	22,018	360,215
International Speedway Corp., Class A	860	36,963
Mandalay Resort Group	2,887	123,997
Marriott International, Inc., Class A	10,936	501,197
McDonald’s Corp.	163,807	4,198,373
MGM Mirage *	5,968	223,681
Outback Steakhouse, Inc.	2,079	93,035
Park Place Entertainment Corp. *	36,600	382,836
Starwood Hotels & Resorts, Class B	18,243	628,836
Wendy’s International, Inc.	12,533	486,656
Wynn Resorts, Ltd. *	1,964	48,884

		7,569,087

Household Durables 1.1%
Blyth, Inc.	4,171	125,338
Centex Corp.	5,189	567,676
D.R. Horton, Inc.	13,813	603,628
Ethan Allen Interiors, Inc.	4,200	170,940
Fortune Brands, Inc.	18,709	1,278,199
Furniture Brands International, Inc.	5,947	156,406
Hovnanian Enterprises, Inc., Class A *	1,300	119,925
KB Home	5,149	354,663
La-Z-Boy Chair Co.	6,796	137,279
Leggett & Platt, Inc.	15,620	317,711
Lennar Corp., Class A	6,562	642,420
MDC Holdings, Inc.	2,197	152,384
Mohawk Industries, Inc. *	4,370	314,990
Newell Rubbermaid, Inc.	12,603	288,231

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2003 (unaudited)

	Shares	Value

Household Durables continued
Pulte Homes, Inc.	6,268	$598,845
Ryland Group, Inc.	3,218	296,539
Snap-on, Inc.	7,492	224,910
Stanley Works	8,499	278,002
Toll Brothers, Inc. *	5,935	245,768
Whirlpool Corp.	6,624	452,552

		7,326,406

Internet & Catalog Retail 0.1%
InterActiveCorp *	13,119	430,959

Leisure Equipment & Products 0.2%
Brunswick Corp.	10,890	327,244
Eastman Kodak Co.	36,884	898,494
Hasbro, Inc.	17,952	396,919

		1,622,657

Media 5.8%
Belo Corp.	9,138	259,611
Cablevision Systems Corp., Class A *	1,583	32,800
Clear Channel Communications, Inc.	36,125	1,510,386
Comcast Corp., Class A *	154,196	4,838,670
Cox Communications, Inc., Class A *	20,664	700,510
Cox Radio, Inc., Class A *	1,829	40,512
Entercom Communications Corp. *	420	19,404
Entravision Communications Corp. *	3,227	29,301
Fox Entertainment Group, Inc., Class A *	12,700	362,585
Gannett Co., Inc.	34,582	2,994,801
Gemstar-TV Guide International, Inc. *	23,861	107,375
General Motors Corp., Class H	56,104	931,326
Harte-Hanks, Inc.	936	20,152
Hearst-Argyle Television, Inc.	3,908	95,941
Interactive Data Corp. *	2,381	40,120
Interpublic Group of Companies, Inc. *	47,406	675,536
Knight-Ridder, Inc.	9,098	676,709
Lamar Advertising Co., Class A *	1,898	66,810
Lee Enterprises, Inc.	5,719	246,031
Liberty Media Corp., Class A *	209,954	2,319,992
McClatchy Co., Class A	2,272	150,861
McGraw-Hill Companies, Inc.	3,240	221,940
Media General, Inc., Class A	2,082	139,265
Meredith Corp.	1,723	82,514
Metro Goldwyn Mayer, Inc. *	9,877	162,971
New York Times Co., Class A	6,475	297,203
PanAmSat Corp. *	3,767	83,213
Radio One, Inc., Class D *	5,685	99,431
Reader’s Digest Association, Inc., Class A	10,191	145,731
Regal Entertainment Group, Class A	3,806	79,317
Scholastic Corp. *	3,444	114,272
Sirius Satellite Radio, Inc. *	114,096	235,038
Time Warner, Inc. *	556,992	9,067,830
Tribune Co.	21,950	1,072,257
UnitedGlobalCom, Inc., Class A *	9,786	70,655
Univision Communications, Inc., Class A *	1,255	45,280

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2003 (unaudited)

	Shares	Value

Media continued
Viacom, Inc., Class B	120,635	$4,743,368
Walt Disney Co.	196,505	4,537,300
Washington Post Co., Class B	472	379,228
XM Satellite Radio Holdings, Inc., Class A *	12,624	314,969

		38,011,215

Multi-line Retail 0.9%
Big Lots, Inc. *	8,094	118,658
Federated Department Stores, Inc.	24,118	1,183,953
J.C. Penney Co., Inc.	34,931	869,083
May Department Stores Co.	37,139	1,101,171
Neiman Marcus Group, Class A *	4,583	247,024
Nordstrom, Inc.	12,260	422,970
Saks, Inc. *	16,198	249,125
Sears, Roebuck & Co.	33,015	1,821,108

		6,013,092

Specialty Retail 0.7%
AutoNation, Inc. *	22,421	394,161
Barnes & Noble, Inc. *	4,771	158,302
Blockbuster, Inc., Class A	3,225	55,083
Borders Group, Inc.	8,042	180,784
Circuit City Stores, Inc.	23,877	310,878
Claire’s Stores, Inc.	416	19,302
Foot Locker, Inc.	18,256	403,458
Limited, Inc.	56,926	1,020,114
Michaels Stores, Inc.	1,542	72,859
O’Reilly Automotive, Inc. *	1,169	50,875
Office Depot, Inc. *	39,756	630,133
Pier 1 Imports, Inc.	2,485	63,367
Regis Corp.	2,606	106,716
Rent-A-Center, Inc. *	1,246	40,483
Sherwin-Williams Co.	15,897	515,540
Talbots, Inc.	444	14,550
Toys ‘R’ Us, Inc. *	27,430	322,028

		4,358,633

Textiles, Apparel & Luxury Goods 0.3%
Jones Apparel Group, Inc.	15,464	533,508
Liz Claiborne, Inc.	13,822	483,908
Polo Ralph Lauren Corp., Class A	5,154	152,971
Reebok International, Ltd.	5,318	213,996
V.F. Corp.	10,583	436,761

		1,821,144

CONSUMER STAPLES 7.4%
Beverages 0.7%
Adolph Coors Co., Class B	3,322	183,076
Brown-Forman Corp., Class B	3,699	339,346
Coca-Cola Co.	40,558	1,885,947
Coca-Cola Enterprises, Inc.	21,093	435,571
Constellation Brands, Inc. Class A *	8,722	300,996
Pepsi Bottling Group, Inc.	3,567	82,326
PepsiAmericas, Inc.	7,525	118,067

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2003 (unaudited)

	Shares	Value

Beverages continued
PepsiCo, Inc.	25,217	$1,213,442

		4,558,771

Food & Staples Retailing 1.2%
Albertsons, Inc.	43,730	930,574
Costco Wholesale Corp. *	36,234	1,297,902
CVS Corp.	50,727	1,900,233
Kroger Co. *	97,151	1,832,268
Performance Food Group Co. *	1,882	73,981
Rite Aid Corp. *	13,871	85,307
Safeway, Inc. *	56,829	1,179,202
SuperValu, Inc.	17,208	444,311
Winn-Dixie Stores, Inc.	10,697	96,594

		7,840,372

Food Products 1.7%
Archer-Daniels Midland Co.	66,790	954,429
Campbell Soup Co.	16,099	412,295
ConAgra Foods, Inc.	69,140	1,693,930
Dean Foods Co. *	19,929	653,870
Del Monte Foods Co. *	12,653	121,089
General Mills, Inc.	23,124	1,040,811
H.J. Heinz Co.	26,376	952,174
Hershey Foods Corp.	5,062	393,317
Hormel Foods Corp.	9,570	256,572
J.M. Smucker Co.	6,407	294,274
Kellogg Co.	16,118	576,541
Kraft Foods, Inc., Class A	35,444	1,122,511
Lancaster Colony Corp.	3,498	146,042
McCormick & Co., Inc.	6,254	179,427
Sara Lee Corp.	59,133	1,215,183
Smithfield Foods, Inc. *	10,666	250,118
Tootsie Roll Industries, Inc.	2,830	99,475
Tyson Foods, Inc., Class A	26,870	366,776
Wm. Wrigley Jr. Co.	3,525	194,298

		10,923,132

Household Products 1.4%
Church & Dwight Co., Inc.	1,403	56,836
Clorox Co.	8,915	418,292
Colgate-Palmolive Co.	7,481	392,752
Dial Corp.	4,902	126,864
Energizer Holdings, Inc. *	7,582	287,282
Kimberly-Clark Corp.	45,586	2,471,673
Procter & Gamble Co.	60,175	5,791,242

		9,544,941

Personal Products 0.6%
Alberto Culver Co., Class B	4,814	293,991
Avon Products, Inc.	25,486	1,745,791
Estee Lauder Companies, Inc., Class A	894	33,972
Gillette Co.	50,354	1,698,440

		3,772,194

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2003 (unaudited)

	Shares	Value

Tobacco 1.8%
Altria Group, Inc.	199,430	$10,370,360
Loews Corp. - Carolina Group	5,145	118,849
R.J. Reynolds Tobacco Holdings, Inc.	10,855	599,196
UST, Inc.	21,529	774,829

		11,863,234

ENERGY 9.4%
Energy Equipment & Services 0.2%
Baker Hughes, Inc.	9,968	287,676
Cooper Cameron Corp. *	536	23,268
Diamond Offshore Drilling, Inc.	3,425	60,109
ENSCO International, Inc.	12,256	310,077
Grant Prideco, Inc. *	789	9,192
Halliburton Co.	5,234	122,214
Helmerich & Payne, Inc.	6,441	155,228
Key Energy Services, Inc. *	4,384	39,938
National Oilwell, Inc. *	4,373	84,137
Pride International, Inc. *	7,821	124,745
Rowan Co., Inc. *	5,099	107,946
Smith International, Inc. *	2,225	83,526
Tidewater, Inc.	4,018	110,937
Varco International, Inc. *	3,463	64,031

		1,583,024

Oil & Gas 9.2%
Amerada Hess Corp.	9,227	437,083
Anadarko Petroleum Corp.	18,050	810,986
Apache Corp.	20,805	1,493,799
Ashland, Inc.	8,786	349,156
Burlington Resources, Inc.	25,850	1,297,670
Chesapeake Energy Corp.	4,210	51,362
ChevronTexaco Corp.	137,545	10,329,629
ConocoPhillips	87,386	4,958,282
Devon Energy Corp.	29,713	1,466,634
Exxon Mobil Corp.	859,955	31,104,572
Kerr-McGee Corp.	12,984	545,198
Marathon Oil Corp.	39,895	1,181,291
Murphy Oil Corp.	9,820	588,513
Newfield Exploration Co. *	3,105	126,994
Noble Energy, Inc.	4,433	175,768
Occidental Petroleum Corp.	48,829	1,791,048
Pioneer Natural Resources Co. *	13,390	379,740
Pogo Producing Co.	7,961	346,702
Premcor, Inc. *	4,302	100,022
Sunoco, Inc.	9,868	473,763
Unocal Corp.	33,220	1,055,732
Valero Energy Corp.	14,710	634,001
Western Gas Resources, Inc.	2,275	100,782
Westport Resources Corp. *	3,028	82,059
XTO Energy, Inc.	9,512	240,463

		60,121,249

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2003 (unaudited)

	Shares	Value

FINANCIALS 35.4%
Capital Markets 6.0%
A.G. Edwards, Inc.	7,225	$265,446
Allied Capital Corp.	14,560	397,197
American Capital Strategies, Ltd.	7,063	206,593
Bank of New York Co., Inc.	83,747	2,569,358
Bear Stearns Companies, Inc.	12,754	924,155
E*TRADE Group, Inc. *	21,943	237,643
Franklin Resources, Inc. *	21,146	1,011,413
Goldman Sachs Group, Inc.	36,637	3,520,083
J.P. Morgan Chase & Co.	261,517	9,247,241
Janus Capital Group, Inc.	30,808	428,539
Jefferies Group, Inc.	4,910	153,585
LaBranche & Co., Inc.	4,766	39,415
Legg Mason, Inc.	1,250	99,637
Lehman Brothers Holdings, Inc.	31,500	2,274,615
Mellon Financial Corp.	31,609	910,339
Merrill Lynch & Co., Inc.	119,342	6,772,658
Morgan Stanley	124,885	6,903,643
Northern Trust Corp.	23,124	1,037,111
Raymond James Financial, Inc.	5,034	186,057
State Street Corp.	38,259	1,949,679
T. Rowe Price Group, Inc.	3,879	163,073

		39,297,480

Commercial Banks 12.8%
AmSouth Bancorp	45,203	1,084,420
Associated Banc Corp.	8,857	372,880
BancorpSouth, Inc.	9,969	243,244
Bank of America Corp.	192,869	14,548,109
Bank of Hawaii Corp.	7,200	297,720
Bank One Corp.	147,076	6,377,215
BankNorth Group, Inc.	20,935	686,040
BB&T Corp.	71,819	2,826,796
BOK Financial Corp. *	2,162	84,296
Charter One Financial, Inc.	28,969	962,350
City National Corp.	5,223	330,407
Colonial BancGroup, Inc.	15,947	266,474
Comerica, Inc.	22,552	1,176,087
Commerce Bancorp, Inc.	774	40,000
Commerce Bancshares, Inc.	7,977	380,655
Compass Bancshares, Inc.	16,338	638,979
Cullen/Frost Bankers, Inc.	6,613	265,710
First BanCorp	1,757	66,590
First Midwest Bancorp, Inc.	5,999	193,288
First Tennessee National Corp.	15,301	682,425
FirstMerit Corp.	9,928	268,950
FleetBoston Financial Corp.	135,381	5,496,469
FNB Corp.	5,940	197,089
Fulton Financial Corp.	13,593	294,832
Hibernia Corp., Class A	20,211	461,821
Hudson United Bancorp	5,235	192,857
Huntington Bancshares, Inc.	29,435	647,276

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2003 (unaudited)

	Shares	Value

Commercial Banks continued
International Bancshares Corp.	3,358	$155,576
KeyCorp	54,434	1,512,721
M&T Bank Corp.	8,581	805,499
Marshall & Ilsley Corp.	29,184	1,082,726
Mercantile Bankshares Corp.	9,184	408,229
National City Corp.	71,113	2,385,841
National Commerce Financial Corp.	26,343	737,077
North Fork Bancorp, Inc.	14,683	586,292
Old National Bancorp	8,159	177,050
Park National Corp.	1,471	170,195
PNC Financial Services Group	36,454	1,981,639
Popular, Inc.	12,057	568,608
Provident Financial Group, Inc.	5,362	166,008
Regions Financial Corp.	28,595	1,061,161
Sky Financial Group, Inc.	11,846	296,979
SouthTrust Corp.	39,291	1,263,206
SunTrust Banks, Inc.	31,770	2,257,259
Synovus Financial Corp.	3,479	99,708
TCF Financial Corp.	3,874	204,315
Trustmark Corp.	6,262	184,666
U.S. Bancorp	247,161	6,848,831
Union Planters Corp.	25,559	882,041
UnionBancal Corp.	6,705	381,917
United Bankshares, Inc.	4,590	142,290
Valley National Bancorp	9,256	274,903
Wachovia Corp. °	164,875	7,543,031
Wells Fargo & Co.	203,917	11,690,562
Westamerica Bancorp	3,113	164,366
Whitney Holding Corp.	5,169	202,677
Wilmington Trust Corp.	8,459	297,757
Zions Bancorp	11,605	715,680

		84,331,789

Consumer Finance 0.6%
American Express Co.	37,873	1,731,175
AmeriCredit Corp. *	12,743	171,393
Capital One Financial Corp.	9,258	552,888
MBNA Corp.	35,373	867,346
Providian Financial Corp. *	19,967	225,627
Student Loan Corp.	515	73,135

		3,621,564

Diversified Financial Services 5.1%
CIT Group, Inc.	25,496	889,046
Citigroup, Inc.	662,798	31,178,018
Instinet Group, Inc. *	15,931	85,390
Leucadia National Corp.	5,639	239,658
Principal Financial Group	37,377	1,237,552

		33,629,664

Insurance 5.5%
AFLAC, Inc.	24,124	867,740
Allstate Corp.	90,630	3,659,639

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2003 (unaudited)

	Shares	Value

Insurance continued
AMBAC Financial Group, Inc.	9,896	$680,350
American Financial Group, Inc.	4,354	106,760
American International Group, Inc.	144,807	8,391,566
American National Insurance Co.	1,326	111,291
AON Corp.	32,796	719,544
Chubb Corp.	23,857	1,561,441
Cincinnati Financial Corp.	17,548	711,220
CNA Financial Corp. *	2,879	67,340
Erie Indemnity Co., Class A	3,081	123,702
Fidelity National Financial, Inc.	16,089	568,424
First American Financial Corp.	8,637	255,655
Hartford Financial Services Group, Inc.	36,359	1,999,745
HCC Insurance Holdings, Inc.	4,843	150,666
Jefferson Pilot Corp.	18,295	887,856
John Hancock Financial Services, Inc.	37,206	1,367,320
Lincoln National Corp.	22,851	895,988
Loews Corp.	16,761	714,521
Markel Corp. *	676	173,901
MBIA, Inc.	18,522	1,076,499
Mercury General Corp.	3,347	159,250
MetLife, Inc.	43,746	1,430,057
MONY Group, Inc.	5,616	177,016
Nationwide Financial Services, Inc., Class A	7,229	235,955
Odyssey Holdings Corp.	1,582	36,212
Old Republic International Corp.	15,530	575,542
Protective Life Corp.	8,160	268,056
Prudential Financial, Inc.	71,029	2,777,944
Reinsurance Group America, Inc.	2,528	93,915
SAFECO Corp.	16,676	624,183
St. Paul Companies, Inc.	27,044	1,003,332
Stancorp Financial Group, Inc.	3,742	234,100
Torchmark Corp.	14,945	659,075
Transatlantic Holdings, Inc.	2,492	193,280
Travelers Property Casualty Corp., Class B	108,585	1,693,926
Unitrin, Inc.	5,834	220,700
UnumProvident Corp.	37,043	553,052
W.R. Berkley Corp.	7,918	270,400
Wesco Financial Corp.	182	63,527

		36,360,690

Real Estate 2.7%
AMB Property Corp. REIT	9,704	305,288
Annaly Mortgage Management, Inc. REIT	12,101	208,863
Apartment Investment & Management Co., Class A REIT	12,080	411,324
Archstone Smith Trust REIT	23,450	644,406
Arden Realty Group, Inc. REIT	7,306	213,481
Avalonbay Communities, Inc. REIT	7,925	378,815
Boston Properties, Inc. REIT	8,932	413,105
BRE Properties, Inc. REIT	6,345	214,461
Camden Property Trust REIT	4,334	182,201
CarrAmerica Realty Corp. REIT	6,679	194,225
Catellus Development Corp. REIT	11,249	264,351
CBL & Associates Properties, Inc. REIT	2,691	151,369

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2003 (unaudited)

	Shares	Value

Real Estate continued
Centerpoint Properties Trust REIT	2,990	$214,234
Chelsea Property Group, Inc. REIT	3,242	175,068
Cousins Properties, Inc. REIT	3,128	94,153
Crescent Real Estate Equities, Inc. REIT	10,074	159,673
Developers Diversified Realty REIT	9,719	306,246
Duke Weeks Realty Corp. REIT	17,424	536,659
Equity Office Properties Trust REIT	51,846	1,437,690
Equity Residential Properties Trust REIT	35,089	1,030,213
Federal Realty Investment Trust	5,627	221,197
Forest City Enterprises, Inc.	3,730	175,012
Friedman, Billings, Ramsey Group REIT, Class A	1,408	30,061
General Growth Properties, Inc. REIT	9,202	741,681
Health Care Property Investors, Inc. REIT	7,850	367,694
Healthcare Realty Trust, Inc. REIT	5,410	188,809
Hospitality Properties Trust REIT	7,541	298,247
Host Marriott Corp. REIT*	35,715	398,222
HRPT Properties Trust	18,304	177,549
iStar Financial, Inc. REIT	12,773	498,530
Kimco Realty Corp. REIT	12,457	548,108
Liberty Property Trust REIT	10,092	381,780
LNR Property Corp.	1,917	84,827
Macerich Co. REIT	6,758	285,188
Mack-Cali Realty Corp. REIT	7,425	296,257
Mills Corp. REIT	3,026	131,177
New Plan Excel Realty Trust, Inc. REIT	12,495	305,503
Pan Pacific Retail Properties, Inc.	5,130	238,289
Plum Creek Timber Co., Inc. REIT	23,555	627,270
ProLogis REIT	21,017	641,018
Public Storage, Inc. REIT	12,839	570,052
Realty Income Corp.	4,831	194,206
Regency Centers Corp. REIT	3,108	122,766
Rouse Co. REIT	9,943	457,279
Shurgard Storage Centers REIT, Class A	5,689	212,200
Simon Property Group, Inc. REIT	16,911	802,427
Thornburg Mortgage, Inc.	9,063	245,607
Trizec Properties, Inc.	10,489	146,112
United Dominion Realty Trust, Inc. REIT	15,469	285,403
Vornado Realty Trust REIT	10,330	565,154
Weingarten Realty Investors REIT	5,918	266,724

		18,040,174

Thrifts & Mortgage Finance 2.7%
Astoria Financial Corp.	9,966	372,529
Capitol Federal Financial	2,695	93,597
Countrywide Financial Corp.	15,834	1,672,071
Downey Financial Corp.	2,718	131,279
Freddie Mac	69,126	3,761,837
Golden West Financial Corp.	16,035	1,617,932
Greenpoint Financial Corp.	15,278	519,147
Hudson City Bancorp, Inc.	5,537	200,052
Independence Community Bank Corp.	6,262	231,569
IndyMac Bancorp, Inc.	6,490	192,104
MGIC Investment Corp.	9,301	492,488

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2003 (unaudited)

	Shares	Value

Thrifts & Mortgage Finance continued
New York Community Bancorp, Inc.	12,493	$485,353
Peoples Bank	3,262	106,178
PMI Group, Inc.	11,449	426,246
Radian Group, Inc.	10,923	539,050
Sovereign Bancorp, Inc.	37,607	852,175
Washington Federal, Inc.	8,958	255,482
Washington Mutual, Inc.	119,798	5,487,946
Webster Financial Corp.	5,871	269,185

		17,706,220

HEALTH CARE 3.8%
Biotechnology 0.2%
Human Genome Sciences, Inc. *	8,286	106,061
ICOS Corp. *	3,875	175,150
Invitrogen Corp. *	4,800	327,216
Millennium Pharmaceuticals, Inc. *	19,092	301,081
Neurocrine Biosciences, Inc. *	2,336	123,411
Protein Design Labs, Inc. *	3,245	44,975

		1,077,894

Health Care Equipment & Supplies 0.2%
Apogent Technology, Inc. *	11,092	256,558
Applera Corp.	4,089	87,791
Bausch & Lomb, Inc.	6,389	320,919
Becton Dickinson & Co.	6,755	270,403
C.R. Bard, Inc.	696	52,618
Hillenbrand Industries, Inc.	4,356	250,034
STERIS Corp. *	501	11,588

		1,249,911

Health Care Providers & Services 1.2%
Aetna, Inc.	11,276	725,949
AmerisourceBergen Corp.	6,779	429,043
Andrx Corp. *	2,128	46,731
Anthem, Inc. *	10,805	779,257
CIGNA Corp.	18,050	968,382
Community Health Systems *	3,380	91,530
HCA, Inc.	13,201	553,254
Health Net, Inc., Class A *	4,189	136,980
Henry Schein, Inc. *	1,908	128,389
Humana, Inc. *	20,797	464,397
Laboratory Corp. *	1,505	54,361
Manor Care, Inc.	9,583	338,472
McKesson Corp.	15,150	442,380
Medco Health Solutions, Inc. *	19,427	707,726
Omnicare, Inc.	5,199	207,544
PacifiCare Health Systems, Inc., Class A *	4,507	293,451
Renal Care Group, Inc. *	2,572	103,806
Service Corp. International *	38,509	190,620
Tenet Healthcare Corp. *	49,383	721,486
Triad Hospitals, Inc. *	5,349	185,075
Universal Health Services, Inc., Class B	530	28,498
WebMD Corp. *	5,659	51,780

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2003 (unaudited)

	Shares	Value

Health Care Providers & Services continued
WellChoice, Inc. *	2,483	$84,496
Wellpoint Health Networks, Inc., Class A *	1,121	104,802

		7,838,409

Pharmaceuticals 2.2%
Bristol-Myers Squibb Co.	124,528	3,281,313
King Pharmaceuticals, Inc. *	22,379	288,913
Merck & Co., Inc.	161,091	6,540,294
Schering-Plough Corp.	189,117	3,035,328
Valeant Pharmaceuticals International	5,457	130,477
Watson Pharmaceuticals, Inc. *	12,060	568,508
Wyeth	20,174	794,856

		14,639,689

INDUSTRIALS 7.7%
Aerospace & Defense 2.3%
Alliant Techsystems, Inc. *	1,100	56,133
Boeing Co.	9,708	372,690
General Dynamics Corp.	22,742	1,839,146
Goodrich Corp.	15,133	416,309
Honeywell International, Inc.	106,918	3,174,395
L-3 Communications Holdings, Inc. *	4,692	220,759
Lockheed Martin Corp.	35,504	1,631,054
Northrop Grumman Corp.	22,348	2,070,095
Precision Castparts Corp.	6,791	275,171
Raytheon Co.	52,858	1,464,695
Rockwell Collins, Inc.	11,301	303,884
United Technologies Corp.	36,144	3,097,541

		14,921,872

Air Freight & Logistics 0.3%
CNF Transportation, Inc.	6,321	211,248
FedEx Corp.	23,661	1,720,155
J.B. Hunt Transportation Services, Inc. *	3,965	103,724
Ryder System, Inc.	7,416	231,305

		2,266,432

Airlines 0.1%
Delta Air Lines, Inc.	13,897	174,269
Southwest Airlines Co.	32,683	587,640

		761,909

Building Products 0.2%
Masco Corp.	41,479	1,128,229

Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc. *	13,120	163,344
Avery Dennison Corp.	1,877	103,385
Cendant Corp. *	101,103	2,240,443
Deluxe Corp.	6,602	272,002
Equifax, Inc.	3,485	82,351
Hon Industries, Inc.	4,320	183,557
IKON Office Solutions, Inc.	18,643	157,906
Manpower, Inc.	2,848	133,685

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2003 (unaudited)

	Shares	Value

Commercial Services & Supplies continued
Pitney Bowes, Inc.	9,860	$391,935
R. R. Donnelley & Sons Co.	13,610	381,897
Republic Services, Inc., Class A	19,567	497,980
ServiceMaster Co.	38,487	431,054
Steelcase, Inc.	5,359	66,452
Valassis Communications, Inc. *	5,237	142,446
Viad Corp.	5,908	145,278
Waste Management, Inc.	33,957	998,675
West Corp. *	193	4,574

		6,396,964

Construction & Engineering 0.1%
Fluor Corp.	9,865	361,651
Jacobs Engineering Group, Inc. *	885	40,657

		402,308

Electrical Equipment 0.6%
American Power Conversion Corp. *	21,312	465,880
Ametek, Inc.	2,229	105,432
Emerson Electric Co.	45,416	2,772,192
Hubbell, Inc., Class B	6,428	282,832
Rockwell Automation, Inc.	21,307	708,458

		4,334,794

Industrial Conglomerates 0.4%
3M Co.	11,472	906,747
Alleghany Corp.	431	88,786
Allete, Inc.	11,088	330,090
Carlisle Companies, Inc.	3,945	232,163
Teleflex, Inc.	4,488	205,371
Textron, Inc.	14,784	736,834

		2,499,991

Machinery 1.8%
AGCO Corp. *	9,141	157,225
Caterpillar, Inc.	44,347	3,372,589
Crane Co.	6,632	192,925
Cummins, Inc.	4,456	206,981
Danaher Corp.	944	78,541
Deere & Co.	30,819	1,887,047
Donaldson Co., Inc.	639	37,401
Dover Corp.	21,120	810,797
Eaton Corp.	9,585	987,159
Harsco Corp.	5,222	207,105
Illinois Tool Works, Inc.	11,520	899,712
ITT Industries, Inc.	721	47,528
Navistar International Corp. *	2,923	125,981
Paccar, Inc.	14,143	1,134,410
Pall Corp.	2,774	71,070
Parker-Hannifin Corp.	15,208	836,288
Pentair, Inc.	5,629	245,424
SPX Corp. *	8,290	450,147
Timken Co.	3,699	63,364

		11,811,694

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2003 (unaudited)

	Shares	Value

Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	47,978	$1,428,305
CSX Corp.	27,516	932,517
Norfolk Southern Corp.	50,185	1,074,461
Swift Transportation Co., Inc. *	2,030	40,438
Union Pacific Corp.	32,711	2,083,036
Werner Enterprises, Inc.	3,410	61,892

		5,620,649

Trading Companies & Distributors 0.1%
MSC Industrial Direct Co., Inc., Class A	465	12,248
W.W. Grainger, Inc.	9,792	452,978

		465,226

INFORMATION TECHNOLOGY 6.9%
Communications Equipment 1.3%
3Com Corp. *	46,647	348,920
ADC Telecommunications, Inc. *	57,197	140,705
Advanced Fibre Communications, Inc. *	6,558	146,571
Avaya, Inc. *	53,644	729,558
Avocent Corp. *	948	36,299
Brocade Communications Systems, Inc. *	13,072	79,608
CIENA Corp. *	29,451	208,513
Comverse Technology, Inc. *	9,703	186,589
Corning, Inc. *	83,469	956,555
Emulex Corp. *	2,989	88,175
Harris Corp.	5,922	229,596
Lucent Technologies, Inc. *	532,632	1,704,422
Motorola, Inc.	176,202	2,473,876
Polycom, Inc. *	7,646	151,544
Scientific-Atlanta, Inc.	18,069	521,833
Tellabs, Inc. *	31,741	253,928

		8,256,692

Computers & Peripherals 3.4%
Apple Computer, Inc. *	47,071	984,725
Diebold, Inc.	9,300	493,365
Hewlett-Packard Co.	392,998	8,524,127
Imation Corp.	4,589	155,797
International Business Machines Corp.	104,438	9,455,816
Maxtor Corp. *	15,935	177,835
NCR Corp. *	11,091	387,076
Storage Technology Corp. *	8,349	210,395
Sun Microsystems, Inc. *	415,808	1,775,500

		22,164,636

Electronic Equipment & Instruments 0.7%
Agilent Technologies, Inc. *	57,516	1,626,552
Arrow Electronics, Inc. *	9,816	229,498
Avnet, Inc. *	15,385	328,162
AVX Corp.	6,785	102,453
Ingram Micro, Inc., Class A *	13,649	199,002

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2003 (unaudited)

	Shares	Value

Electronic Equipment & Instruments continued
Jabil Circuit, Inc. *	2,208	$60,742
Molex, Inc.	1,885	60,622
PerkinElmer, Inc.	8,358	141,334
Sanmina Corp. *	36,378	443,448
Solectron Corp. *	55,930	327,190
Symbol Technologies, Inc.	3,751	52,326
Tech Data Corp. *	6,877	253,349
Tektronix, Inc.	7,954	219,133
Thermo Electron Corp. *	16,493	394,183
Vishay Intertechnology, Inc. *	20,560	431,966

		4,869,960

Internet Software & Services 0.0%
DoubleClick, Inc. *	3,574	34,132
VeriSign, Inc. *	7,342	119,014

		153,146

IT Services 0.6%
Acxiom Corp. *	2,647	43,967
Affiliated Computer Services, Inc., Class A *	1,791	89,801
Automatic Data Processing, Inc.	4,311	164,810
BearingPoint, Inc. *	14,710	136,362
BISYS Group, Inc. *	958	14,293
Ceridian Corp. *	7,618	161,730
CheckFree Corp. *	4,320	119,318
Computer Sciences Corp. *	22,899	948,019
Convergys Corp. *	16,649	255,396
DST Systems, Inc. *	936	34,931
Electronic Data Systems Corp.	58,079	1,255,668
Global Payments, Inc.	196	8,898
Sabre Group Holdings, Inc., Class A	17,081	356,139
SunGard Data Systems, Inc. *	2,673	72,224
Unisys Corp. *	10,058	164,147

		3,825,703

Office Electronics 0.1%
Xerox Corp. *	80,155	976,288

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc. *	28,895	519,532
Applied Micro Circuits Corp. *	21,658	139,911
Atmel Corp. *	29,288	197,108
Cypress Semiconductor Corp. *	6,367	142,493
Fairchild Semiconductor International, Class A *	7,118	185,068
Integrated Device Technology, Inc. *	8,015	151,083
International Rectifier Corp. *	4,254	232,353
Intersil Holding Corp., Class A	9,694	256,019
LSI Logic Corp. *	28,853	270,353
Micron Technology, Inc. *	39,331	511,696
National Semiconductor Corp. *	3,570	159,650
Novellus Systems, Inc. *	3,609	157,930

		2,923,196

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2003 (unaudited)

	Shares	Value

Software 0.4%
Autodesk, Inc.	13,542	$314,445
BMC Software, Inc. *	2,763	45,949
Cadence Design Systems, Inc. *	25,620	428,623
Computer Associates International, Inc.	12,936	301,409
Compuware Corp. *	45,989	263,057
Network Associates, Inc. *	2,175	29,123
Novell, Inc. *	26,273	249,593
PeopleSoft, Inc. *	25,421	537,654
Siebel Systems, Inc. *	22,821	300,781

		2,470,634

MATERIALS 4.9%
Chemicals 2.6%
Air Products & Chemicals, Inc.	29,259	1,402,676
Airgas, Inc.	7,694	149,110
Cabot Corp.	7,510	218,541
Cytec Industries, Inc. *	4,957	179,691
Dow Chemical Co.	105,969	3,979,136
E.I. du Pont de Nemours & Co.	114,382	4,742,278
Eastman Chemical Co.	9,963	355,380
Engelhard Corp.	14,754	439,964
International Flavors & Fragrances, Inc.	3,263	105,950
Lubrizol Corp.	6,629	199,732
Lyondell Chemical Co.	17,894	265,547
Monsanto Co.	33,657	912,778
PPG Industries, Inc.	21,851	1,277,628
Praxair, Inc.	14,558	1,044,973
Rohm & Haas Co.	20,324	816,008
RPM, Inc.	14,882	225,165
Scotts Co., Class A *	2,282	135,756
Sigma-Aldrich Corp.	4,991	267,368
Valspar Corp.	6,103	294,470

		17,012,151

Construction Materials 0.2%
Florida Rock Industries, Inc.	2,093	120,347
Lafarge North America, Inc.	4,127	157,239
Martin Marietta Materials, Inc.	6,296	268,021
Vulcan Materials Co.	11,551	513,673

		1,059,280

Containers & Packaging 0.3%
AptarGroup, Inc.	4,359	152,173
Ball Corp.	1,101	61,601
Bemis Co., Inc.	6,043	274,957
Owens-Illinois, Inc. *	13,772	155,348
Packaging Corporation of America	7,506	147,943
Pactiv Corp. *	9,280	208,243
Smurfit-Stone Container Corp. *	31,593	516,861
Sonoco Products Co.	11,813	252,798
Temple-Inland, Inc.	5,990	338,615

		2,108,539

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2003 (unaudited)

	Shares	Value

Metals & Mining 0.9%
Alcoa, Inc.	108,823	$3,570,483
Newmont Mining Corp.	17,258	830,800
Nucor Corp.	10,066	564,803
Peabody Energy Corp.	4,013	135,238
Phelps Dodge Corp. *	5,960	379,533
Southern Peru Copper Corp.	1,004	38,102
United States Steel Corp.	13,279	329,983
Worthington Industries, Inc.	4,797	68,693

		5,917,635

Paper & Forest Products 0.9%
Boise Cascade Corp.	4,990	147,255
Bowater, Inc.	6,637	271,453
Georgia-Pacific Corp.	32,223	879,366
International Paper Co.	61,662	2,294,443
MeadWestvaco Corp.	25,799	658,390
Rayonier, Inc.	6,378	236,487
Weyerhaeuser Co.	28,199	1,607,343

		6,094,737

TELECOMMUNICATION SERVICES 5.7%
Diversified Telecommunication Services 5.4%
ALLTEL Corp.	40,075	1,819,806
AT&T Corp.	101,228	2,007,351
BellSouth Corp.	237,776	6,189,309
Centurytel, Inc.	18,426	602,530
Citizens Communications Co. *	36,493	396,314
IDT Corp. *	3,934	73,959
Level 3 Communications, Inc. *	67,380	369,242
NTL, Inc. *	5,619	366,134
Qwest Communications International, Inc. *	135,782	496,962
SBC Communications, Inc.	427,752	9,958,067
Sprint Corp.	115,752	1,735,123
Verizon Communications, Inc.	354,088	11,603,464

		35,618,261

Wireless Telecommunications Services 0.3%
American Tower Systems Corp., Class A *	13,717	156,100
AT&T Wireless Services, Inc. *	160,158	1,201,185
Crown Castle International Corp. *	5,986	74,286
Telephone & Data Systems, Inc.	4,338	271,993
United States Cellular Corp., *	1,222	42,281

		1,745,845

UTILITIES 6.0%
Electric Utilities 4.2%
Alliant Corp.	13,914	340,197
Ameren Corp.	20,756	915,962
American Electric Power Co., Inc.	50,854	1,408,147
CenterPoint Energy, Inc.	34,925	338,773
Cinergy Corp.	22,671	828,625
Consolidated Edison, Inc.	28,746	1,158,464
Dominion Resources, Inc.	41,302	2,489,272
DPL, Inc.	16,287	314,991

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2003 (unaudited)

	Shares	Value

Electric Utilities continued
DTE Energy Co.	21,626	$815,517
Duquesne Light Holdings, Inc.	9,631	166,327
Edison International *	36,620	747,780
Entergy Corp.	29,069	1,536,587
Exelon Corp.	41,744	2,580,614
FirstEnergy Corp.	38,862	1,346,568
FPL Group, Inc.	23,597	1,499,589
Great Plains Energy, Inc.	8,908	282,651
Hawaiian Electric Industries, Inc.	4,780	220,310
Northeast Utilities	16,304	325,265
NSTAR	6,828	325,354
Oge Energy Corp.	10,977	261,472
Pepco Holdings, Inc.	20,166	370,248
PG&E Corp. *	52,682	1,323,372
Pinnacle West Capital Corp.	10,703	421,377
PPL Corp.	22,538	921,353
Progress Energy, Inc.	27,592	1,209,082
Puget Energy, Inc.	12,081	280,883
Southern Co.	92,922	2,719,827
TECO Energy, Inc.	22,725	294,971
Texas Genco Holdings, Inc.	1,957	58,612
TXU Corp.	41,490	918,589
Wisconsin Energy Corp.	14,968	489,454
WPS Resources Corp.	4,148	183,756
Xcel Energy, Inc.	51,333	857,261

		27,951,250

Gas Utilities 0.5%
AGL Resource, Inc.	8,155	231,602
Keyspan Corp.	20,254	713,548
Kinder Morgan, Inc.	2,332	127,094
NICOR, Inc.	5,667	185,708
NiSource, Inc.	33,754	700,396
Peoples Energy Corp.	4,641	186,568
Piedmont Natural Gas Co., Inc.	4,027	165,026
Sempra Energy	23,530	666,370
UGI Corp.	5,418	175,272
WGL Holdings, Inc.	6,255	167,196

		3,318,780

Multi-Utilities & Unregulated Power 1.3%
Calpine Corp. *	45,933	196,134
Constellation Energy Group, Inc.	21,286	801,205
Duke Energy Corp.	116,020	2,093,001
Dynegy, Inc., Class A *	35,455	141,820
El Paso Corp.	77,133	547,644
Energy East Corp.	18,733	431,046
Equitable Resources, Inc.	8,040	331,248
MDU Resources Group, Inc.	14,336	339,465
National Fuel Gas Co.	8,446	195,103
Oneok, Inc.	9,697	192,097
Public Service Enterprise Group, Inc.	29,082	1,192,944
Questar Corp.	10,641	363,071

EVERGREEN MARKET INDEX VALUE FUND
Schedule of Investments continued
November 30, 2003 (unaudited)

	Shares	Value

Multi-Utilities & Unregulated Power continued
Reliant Resources, Inc. *	34,621	$227,114
Scana Corp.	14,270	479,186
Vectren Corp.	9,607	230,760
Williams Companies, Inc.	66,655	625,224

		8,387,062

Water Utilities 0.0%
Philadelphia Suburban Corp.	9,503	257,341

Total Common Stocks		650,468,178

EXCHANGE TRADED FUND 0.8%
iShares Trust Russell 1000 Value Index Fund	93,432	5,162,118

SHORT-TERM INVESTMENTS 0.1%

MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø
	498,054	498,054

Total Investments (cost $555,250,224) 99.8%		656,128,350
Other Assets and Liabilities 0.2%		1,300,283

Net Assets 100.0%		$657,428,633

*	Non-income producing security

°	Investment in non-controlled affiliate which earned $99,740 which is included in dividend income.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviation:

REIT          Real Estate Investment Trust

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2003 (unaudited)

Assets
Identified cost of securities	$555,250,224
Net unrealized gains on securities	100,878,126

Market value of securities	656,128,350
Dividends receivable	1,531,962
Receivable from investment advisor	5,958
Prepaid expenses and other assets	1,189

Total assets	657,667,459

Liabilities
Payable for securities purchased	204,305
Due to related parties	5,388
Accrued expenses and other liabilities	29,133

Total liabilities	238,826

Net assets	$657,428,633

Net assets represented by
Paid-in capital	$536,712,214
Undistributed net investment income	12,901,866
Accumulated net realized gains on securities	6,936,427
Net unrealized gains on securities	100,878,126

Total net assets	$657,428,633

Shares outstanding - Class I	53,129,505

Net asset value per share - Class I	$12.37

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2003 (unaudited)

Investment income
Dividends (net of withholding taxes of $753)	$7,474,787

Expenses
Advisory fee	940,756
Administrative services fee	293,986
Transfer agent fees	109
Trustees’ fees and expenses	4,523
Printing and postage expenses	3,325
Custodian fees	72,061
Registration and filing fees	11,990
Professional fees	6,477
Other	8,859

Total expenses	1,342,086
Less: Expense reductions	(724)
Fee waivers and expense reimbursements	(1,269,335)

Net expenses	72,027

Net investment income	7,402,760

Net realized and unrealized gains or losses on securities
Net realized gains on securities	7,683,027
Net change in unrealized gains or losses on securities	47,915,389

Net realized and unrealized gains or losses on securities	55,598,416

Net increase in net assets resulting from operations	$63,001,176

See Notes to Financial Statements

EVERGREEN MARKET INDEX VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2003 (unaudited)	Year Ended May 31, 2003 (a)

Operations
Net investment income	$7,402,760	$7,457,281
Net realized gains or losses on securities	7,683,027	(737,424)
Net change in unrealized gains or losses on securities	47,915,389	52,962,737

Net increase in net assets resulting from operations	63,001,176	59,682,594

Distributions to shareholders from net investment income	0	(1,967,351)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	4,240,882	50,000,000	48,882,033	486,713,284
Net asset value of shares issued in reinvestment of distributions	0	0	194,593	1,967,351
Payment for shares redeemed	0	0	(188,003)	(1,968,421)

Net increase in net assets resulting from capital share transactions		50,000,000		486,712,214

Total increase in net assets		113,001,176		544,427,457
Net assets
Beginning of period		544,427,457		0

End of period		$657,428,633		$544,427,457

Undistributed net investment income		$12,901,866		$5,499,106

(a)	For the period from October 15, 2002 (commencement of operations), to May 31, 2003.

See Notes to Financial Statements

Notes to Financial Statements (unaudited)

1.  ORGANIZATION

Evergreen Market Index Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a.  Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b.  Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c.  Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

d.  Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e.  Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3.  ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited) (continued)

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended November 30, 2003, EIMC waived its fee in the amount of $940,756 and reimbursed expenses in the amount of $328,579 which combined represents 0.43% of the Fund’s average daily net assets (on an annualized basis). Total amounts subject to recoupment as of November 30, 2003 were $2,183,080.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly -owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4.  SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $120,821,574 and $63,574,945, respectively, for the six months ended November 30, 2003.

On November 30, 2003, the aggregate cost of securities for federal income tax purposes was $555,250,224. The gross unrealized appreciation and depreciation on securities based on tax cost was $110,826,737 and $9,948,611, respectively, with a net unrealized appreciation of $100,878,126.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2003, the Fund incurred and elected to defer post-October losses of $139,461.

5.  INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended November 30, 2003, the Fund did not participate in the interfund lending program.

6.  EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

7.  DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8.  FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2003, the Fund had no borrowings under this agreement.

Notes to Financial Statements (unaudited) (continued)

9.  CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

10. SUBSEQUENT DISTRIBUTION

On December 18, 2003, the Fund declared a distribution from net investment income to shareholders of record on December 17, 2003. The per share amount payable on December 19, 2003 was $0.1036. This distribution is not reflected in the accompanying financial statements.

TRUSTEES AND OFFICERS

TRUSTEES(1)

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None

Principal occupations: Sales Manager, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None

Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA(2) Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None

Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

Dennis H. Ferro(3) President DOB: 6/20/1945 Term of office since: 2003

President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel(4) Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce(4) Secretary DOB: 4/20/1960 Term of office since: 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

(2)	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

(3)	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $247.6 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your investment advisor or call 800.343.2898 or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of November 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564623rv1 1/2004

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 31, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: January 31, 2004